UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Semi-Annual Report
June 30, 2023
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2023

% of Net Assets
Other Notes	30.4%
Financial Company Commercial Paper	20.6
Certificates Of Deposit	15.2
Government Agency Repurchase Agreements	13.5
Asset Backed Commercial Paper	10.4
Other Repurchase Agreements	8.5
Other Assets in Excess of Liabilities	1.4
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2023

% of Net Assets
2 to 30 Days	67.0%
31 to 60 Days	7.7
61 to 90 Days	5.9
Over 90 Days	18.0
Total	98.6%
Average days to maturity	15
Weighted average life	39
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—10.4%
Anglesea Funding LLC	5.090%	07/06/2023	07/06/2023	$ 125,000,000	$ 124,894,438
Anglesea Funding LLC	5.100%	07/07/2023	07/07/2023	125,000,000	124,876,771
Anglesea Funding LLC	5.120%	07/05/2023	07/05/2023	200,000,000	199,859,334
Antalis SA	5.090%	07/07/2023	07/07/2023	65,000,000	64,935,541
Barclays Bank PLC	5.400%	08/15/2023	08/15/2023	100,000,000	99,329,806
Barton Capital SA	5.080%	07/03/2023	07/03/2023	115,000,000	114,951,403
Chesham Finance Ltd./Chesham Finance LLC	5.080%	07/03/2023	07/03/2023	70,000,000	69,970,489
Concord Minutemen Capital Co. LLC	5.100%	07/06/2023	07/06/2023	50,000,000	49,957,609
Concord Minutemen Capital Co. LLC, SOFR + 0.50(a)	5.560%	07/03/2023	01/02/2024	40,000,000	40,000,000
Great Bear Funding LLC	5.090%	07/05/2023	07/05/2023	135,000,000	134,905,050
Great Bear Funding LLC	5.090%	07/06/2023	07/06/2023	100,000,000	99,915,550
LMA-Americas LLC	4.970%	07/26/2023	07/26/2023	45,000,000	44,829,212
LMA-Americas LLC	5.500%	10/03/2023	10/03/2023	70,000,000	68,980,888
LMA-Americas LLC	5.500%	10/04/2023	10/04/2023	30,000,000	29,558,560
Matchpoint Finance PLC, SOFR + 0.46%(a),(b)	5.520%	07/03/2023	12/04/2023	50,000,000	50,010,830
Ridgefield Funding Co. LLC, SOFR + 0.23(a),(b)	5.290%	07/03/2023	08/16/2023	24,750,000	24,749,977
Ridgefield Funding Co. LLC, SOFR + 0.31(a),(b)	5.370%	07/03/2023	07/24/2023	105,000,000	105,011,046
Victory Receivables Corp.	5.200%	07/14/2023	07/14/2023	100,000,000	99,800,306
TOTAL ASSET BACKED COMMERCIAL PAPER					1,546,536,810
CERTIFICATES OF DEPOSIT—15.2%
Barclays Bank PLC, SOFR + 0.40(a)	5.460%	07/03/2023	07/10/2023	50,000,000	50,003,526
BNP Paribas SA	5.320%	07/31/2023	07/31/2023	50,000,000	50,006,617
BNP Paribas SA	5.350%	11/14/2023	11/14/2023	58,500,000	58,440,606
BNP Paribas SA, SOFR + 0.42%(a)	5.480%	07/03/2023	10/31/2023	50,000,000	50,022,403
Canadian Imperial Bank of Commerce	5.800%	02/26/2024	02/26/2024	50,000,000	49,967,766
Canadian Imperial Bank of Commerce, SOFR + 0.43(a)	5.490%	07/03/2023	09/22/2023	41,750,000	41,783,694
Canadian Imperial Bank of Commerce, SOFR + 0.45(a)	5.510%	07/03/2023	10/23/2023	70,250,000	70,309,292
Citibank NA	5.780%	03/11/2024	03/11/2024	40,000,000	39,961,424
Citibank NA	5.810%	02/28/2024	02/28/2024	67,750,000	67,710,247
Cooperatieve Rabobank UA, SOFR + 0.43(a)	5.490%	07/03/2023	10/11/2023	35,000,000	35,019,763
Credit Agricole Corporate & Investment Bank, SOFR + 0.30(a)	5.360%	07/03/2023	07/10/2023	89,000,000	89,004,559
Credit Industriel et Commercial	5.130%	08/07/2023	08/07/2023	56,750,000	56,745,596
Credit Industriel et Commercial, SOFR + 0.42(a)	5.480%	07/03/2023	10/18/2023	50,000,000	50,020,474
DNB Bank ASA	5.400%	11/10/2023	11/10/2023	57,000,000	56,961,949
Lloyds Bank Corporate Markets PLC, SOFR + 0.50%(a)	5.560%	07/03/2023	10/02/2023	50,000,000	50,033,167
Mizuho Bank Ltd., SOFR + 0.35(a)	5.410%	07/03/2023	07/10/2023	50,000,000	50,003,253
Mizuho Bank Ltd., SOFR + 0.46(a)	5.520%	07/03/2023	10/26/2023	50,000,000	50,019,494
Mizuho Bank Ltd., SOFR + 0.51(a)	5.570%	07/03/2023	10/11/2023	50,000,000	50,025,383
MUFG Bank Ltd., SOFR + 0.14%(a)	5.200%	07/03/2023	07/07/2023	78,000,000	78,000,347
MUFG Bank Ltd., SOFR + 0.17(a)	5.230%	07/03/2023	09/08/2023	73,000,000	72,985,849
MUFG Bank Ltd., SOFR + 0.20(a)	5.260%	07/03/2023	08/21/2023	42,500,000	42,499,844
MUFG Bank Ltd., SOFR + 0.25(a)	5.310%	07/03/2023	07/18/2023	89,000,000	89,004,511
Norinchukin Bank	5.060%	07/07/2023	07/07/2023	100,000,000	100,000,000
Norinchukin Bank, SOFR + 0.25	5.310%	07/03/2023	07/13/2023	56,500,000	56,502,823
Norinchukin Bank, SOFR + 0.30%(a)	5.360%	07/03/2023	09/08/2023	100,000,000	100,005,404
Norinchukin Bank New York	5.550%	09/12/2023	09/12/2023	125,000,000	125,042,722
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.38	5.440%	07/03/2023	08/01/2023	100,000,000	100,021,855
Sumitomo Mitsui Trust Bank Ltd.	5.050%	07/07/2023	07/07/2023	200,000,000	200,000,000
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.30	5.360%	07/03/2023	07/12/2023	75,000,000	75,004,647
Svenska Handelsbanken AB	5.405%	11/16/2023	11/16/2023	50,000,000	49,990,430
Svenska Handelsbanken AB, SOFR + 0.37	5.430%	07/03/2023	10/18/2023	50,000,000	50,021,994
Toronto-Dominion Bank	5.800%	07/03/2023	08/14/2023	50,000,000	50,034,815
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Wells Fargo Bank NA, SOFR + 0.47	5.530%	07/03/2023	11/06/2023	$ 101,250,000	$ 101,309,836
TOTAL CERTIFICATES OF DEPOSIT					2,256,464,290
FINANCIAL COMPANY COMMERCIAL PAPER—20.6%
Australia & New Zealand Banking Group Ltd., SOFR + 0.33(a),(b)	5.390%	07/03/2023	07/05/2023	75,000,000	75,001,714
Bank of Montreal	5.560%	02/26/2024	02/26/2024	50,000,000	48,121,874
Bank of Montreal, SOFR + 0.50%(a)	5.560%	07/03/2023	10/04/2023	50,000,000	50,030,653
Bank of Nova Scotia, SOFR + 0.45(a),(b)	5.510%	07/03/2023	10/10/2023	50,000,000	50,019,420
Bank of Nova Scotia, SOFR + 0.50%(a),(b)	5.560%	07/03/2023	11/06/2023	50,000,000	50,037,198
BNG Bank NV	5.060%	07/03/2023	07/03/2023	50,000,000	49,978,963
BNG Bank NV	5.060%	07/05/2023	07/05/2023	50,000,000	49,964,903
BNG Bank NV	5.060%	07/06/2023	07/06/2023	90,000,000	89,924,145
BNG Bank NV	5.060%	07/07/2023	07/07/2023	100,000,000	99,901,611
BNG Bank NV	5.090%	07/11/2023	07/11/2023	300,000,000	299,535,066
BPCE SA, SOFR + 0.50(a),(b)	5.560%	07/03/2023	11/06/2023	37,250,000	37,277,448
Canadian Imperial Bank of Commerce, SOFR + 0.50%(a),(b)	5.560%	07/03/2023	11/06/2023	50,000,000	50,044,463
Chesham Finance Ltd./Chesham Finance LLC, SOFR + 0.11%(a)	5.170%	07/03/2023	08/08/2023	130,000,000	130,000,000
Credit Industriel et Commercial	5.380%	09/26/2023	09/26/2023	125,000,000	123,386,361
Credit Industriel et Commercial, SOFR + 0.45(a),(b)	5.510%	07/03/2023	01/08/2024	85,000,000	84,997,851
DNB Bank ASA	5.080%	02/13/2024	02/13/2024	44,500,000	42,922,579
DNB Bank ASA, SOFR + 0.35(a),(b)	5.410%	07/03/2023	11/09/2023	59,000,000	59,022,843
HSBC Bank PLC, SOFR + 0.42(a),(b)	5.480%	07/03/2023	02/02/2024	29,750,000	29,744,330
ING U.S. Funding LLC	4.930%	08/24/2023	08/24/2023	50,000,000	49,596,132
ING U.S. Funding LLC, SOFR + 0.46%(a)	5.520%	07/03/2023	09/29/2023	50,000,000	50,047,332
Lloyds Bank PLC, SOFR + 0.19(a)	5.250%	07/03/2023	08/21/2023	50,000,000	49,995,713
Macquarie Bank Ltd.	5.480%	10/02/2023	10/02/2023	50,000,000	49,291,606
Macquarie Bank Ltd., SOFR + 0.35%(a),(b)	5.410%	07/03/2023	07/10/2023	50,000,000	50,003,253
Macquarie Bank Ltd., SOFR + 0.44(a),(b)	5.500%	07/03/2023	09/25/2023	43,000,000	43,020,074
Macquarie Bank Ltd., SOFR + 0.44(a),(b)	5.500%	07/03/2023	10/19/2023	50,000,000	50,020,208
Macquarie Bank Ltd., SOFR + 0.45(a),(b)	5.510%	07/03/2023	10/06/2023	23,750,000	23,761,387
National Australia Bank Ltd., SOFR + 0.43(a),(b)	5.490%	07/03/2023	10/11/2023	50,000,000	50,027,678
National Australia Bank Ltd., SOFR + 0.45(a),(b)	5.510%	07/03/2023	10/10/2023	50,000,000	50,030,084
National Australia Bank Ltd., SOFR + 0.45(a),(b)	5.510%	07/03/2023	02/27/2024	68,000,000	68,000,254
National Australia Bank Ltd., SOFR + 0.47%(a),(b)	5.530%	07/03/2023	07/13/2023	50,000,000	50,006,426
National Australia Bank Ltd., SOFR + 0.49(a),(b)	5.550%	07/03/2023	11/30/2023	50,000,000	50,033,957
Nordea Bank Abp, SOFR + 0.30(a),(b)	5.360%	07/03/2023	07/12/2023	50,000,000	50,001,463
Nordea Bank Abp, SOFR + 0.46%(a),(b)	5.520%	07/03/2023	10/06/2023	65,000,000	65,030,813
Skandinaviska Enskilda Banken AB, SOFR + 0.36(a),(b)	5.420%	07/03/2023	10/25/2023	35,750,000	35,761,970
Svenska Handelsbanken AB	5.300%	10/18/2023	10/18/2023	75,000,000	73,790,917
Svenska Handelsbanken AB	5.540%	11/30/2023	11/30/2023	49,750,000	48,628,536
Svenska Handelsbanken AB, SOFR + 0.21(a),(b)	5.270%	07/03/2023	11/22/2023	52,000,000	51,971,478
Swedbank AB, SOFR + 0.24(a)	5.300%	07/03/2023	08/16/2023	71,000,000	71,006,669
Swedbank AB, SOFR + 0.25(a)	5.310%	07/03/2023	11/10/2023	47,250,000	47,239,099
Swedbank AB, SOFR + 0.36(a)	5.420%	07/03/2023	08/11/2023	50,000,000	50,011,615
Swedbank AB, SOFR + 0.38(a)	5.440%	07/03/2023	08/07/2023	100,000,000	100,023,989
Swedbank AB, SOFR + 0.42(a)	5.480%	07/03/2023	09/25/2023	30,000,000	30,012,568
Toronto-Dominion Bank	4.950%	11/02/2023	11/02/2023	50,000,000	49,054,861
UBS AG	5.290%	08/14/2023	08/14/2023	39,000,000	38,745,038
UBS AG, SOFR + 0.35(a),(b)	5.410%	07/03/2023	08/11/2023	18,250,000	18,250,074
UBS AG, SOFR + 0.40(a),(b)	5.460%	07/03/2023	07/05/2023	54,750,000	54,751,617
United Overseas Bank Ltd.	5.400%	09/27/2023	09/27/2023	150,000,000	147,951,888
Westpac Banking Corp., SOFR + 0.19(a),(b)	5.250%	07/03/2023	11/20/2023	29,500,000	29,487,874
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Westpac Banking Corp., SOFR + 0.46(a),(b)	5.520%	07/06/2023	11/10/2023	$ 50,000,000	$ 50,028,426
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					3,065,494,421
OTHER NOTES—30.4%
ABN AMRO Bank NV	5.060%	06/30/2023	07/03/2023	100,000,000	100,000,000
ABN AMRO Bank NV	5.080%	06/27/2023	07/03/2023	100,000,000	100,000,000
ABN AMRO Bank NV	5.080%	06/28/2023	07/05/2023	130,000,000	130,000,000
ABN AMRO Bank NV	5.080%	06/29/2023	07/06/2023	150,000,000	150,000,000
ABN AMRO Bank NV	5.080%	06/30/2023	07/07/2023	75,000,000	75,000,000
Abu Dhabi Commercial Bank PJSC	5.070%	06/30/2023	07/03/2023	231,410,000	231,410,000
Australia & New Zealand Banking Group Ltd.	5.070%	06/30/2023	07/03/2023	250,000,000	250,000,000
Bank of America N.A.	0.883%	11/07/2023	11/07/2023	18,750,000	18,743,077
Bank of America N.A.	5.440%	02/07/2024	02/07/2024	18,750,000	18,689,635
Bank of America N.A., SOFR + 0.34%(a)	5.400%	07/03/2023	07/05/2023	33,000,000	33,000,000
Bank of America N.A., SOFR + 0.36%(a)	5.420%	07/03/2023	08/07/2023	26,000,000	26,003,993
Bank of America N.A., SOFR + 0.50	5.560%	07/03/2023	11/06/2023	52,750,000	52,778,884
Banque Nationale de Canada	5.060%	06/29/2023	07/06/2023	125,000,000	125,000,000
Canadian Imperial Bank of Commerce	5.060%	06/30/2023	07/03/2023	330,000,000	330,000,000
Citibank N.A.	5.060%	06/30/2023	07/03/2023	300,000,000	300,000,000
ING Bank NV	5.070%	06/27/2023	07/03/2023	200,000,000	200,000,000
ING Bank NV	5.070%	06/28/2023	07/05/2023	100,000,000	100,000,000
ING Bank NV	5.070%	06/30/2023	07/07/2023	100,000,000	100,000,000
KBC Bank NV	5.060%	06/30/2023	07/03/2023	250,000,000	250,000,000
Mizuho Bank Ltd.	5.070%	06/30/2023	07/03/2023	185,000,000	185,000,000
NRW Bank	5.050%	06/29/2023	07/06/2023	100,000,000	100,000,000
NRW Bank	5.060%	06/26/2023	07/03/2023	200,000,000	200,000,000
NRW Bank	5.060%	06/30/2023	07/07/2023	200,000,000	200,000,000
Royal Bank of Canada	5.070%	06/30/2023	07/03/2023	375,000,000	375,000,000
Royal Bank of Canada	5.080%	06/26/2023	07/03/2023	97,000,000	97,000,000
Skandinaviska Enskilda Banken AB	5.060%	06/30/2023	07/03/2023	300,000,000	300,000,000
Svenska Handelsbanken AB	5.020%	06/30/2023	07/03/2023	313,000,000	313,000,000
Toronto-Dominion Bank	5.070%	06/28/2023	07/05/2023	100,000,000	100,000,000
Toyota Motor Credit Corp., SOFR + 0.62	5.680%	07/03/2023	06/13/2024	50,000,000	50,069,067
TOTAL OTHER NOTES					4,510,694,656
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—13.5%
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a Federal National Mortgage Associations, 1.500% due 02/01/2051, valued at $163,200,000); expected proceeds $160,068,000	5.100%	07/03/2023	07/03/2023	160,000,000	160,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 06/09/2023 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 3.500% due 10/25/2058 – 11/25/2058, valued at $41,200,022); expected proceeds $40,542,000(c)	5.420%	07/03/2023	09/07/2023	40,000,000	40,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.720% due 02/01/2026 – 06/01/2053, and Federal National Mortgage Associations, 1.280% – 6.500% due 01/01/2026 – 07/01/2053, valued at $1,836,000,003); expected proceeds $1,800,759,000	5.060%	07/03/2023	07/03/2023	$ 1,800,000,000	$ 1,800,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					2,000,000,000
OTHER REPURCHASE AGREEMENTS—8.5%
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 06/27/2023 (collateralized by various Corporate Bonds, 4.300% – 6.700% due 06/28/2025 – 04/01/2053, valued at $24,840,635); expected proceeds $23,149,462(c)	5.570%	07/03/2023	08/08/2023	23,000,000	23,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 06/29/2023 (collateralized by various Corporate Bonds, 2.875% – 6.174% due 01/15/2026 – 03/15/2052, valued at $37,800,368); expected proceeds $35,227,442(c)	5.570%	07/03/2023	08/10/2023	35,000,000	35,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri–Party), dated 04/07/2021 (collateralized by various Corporate Bonds, 0.500% – 7.375% due 08/11/2023 – 04/15/2054, valued at $109,370,174); expected proceeds $111,846,500	5.220%	07/03/2023	07/03/2023	100,000,000	100,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 06/16/2023 (collateralized by various Corporate Bonds, 0.000% – 10.500% due 10/15/2024 – 07/18/2036, valued at $143,750,931); expected proceeds $126,133,333(c)	5.440%	07/03/2023	08/15/2023	125,000,000	125,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by various Common Stocks, valued at $81,000,000); expected proceeds $75,032,125	5.140%	07/03/2023	07/03/2023	75,000,000	75,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by various Corporate Bonds, 4.125% – 10.500% due 11/30/2025 – 12/01/2031, valued at $129,950,368); expected proceeds $114,531,150(c)	5.420%	07/03/2023	09/28/2023	113,000,000	113,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by various Common Stocks, valued at $30,787,468); expected proceeds $28,012,180	5.220%	07/03/2023	07/03/2023	28,000,000	28,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by various Corporate Bonds, 0.000% – 8.878% due 10/27/2024 – 01/01/2079, valued at $192,698,462); expected proceeds $174,074,530	5.140%	07/03/2023	07/03/2023	174,000,000	174,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by various Corporate Bonds, 5.000% – 5.294% due 05/23/2025 – 08/18/2027, valued at $34,558,849); expected proceeds $32,424,800(c)	5.310%	07/03/2023	09/28/2023	32,000,000	32,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 06/09/2023 (collateralized by various Corporate Bonds, 0.000% – 3.750% due 11/15/2026 – 03/15/2028, valued at $32,120,199); expected proceeds $29,732,803(c)	5.520%	07/03/2023	10/06/2023	$ 29,200,000	$ 29,200,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 06/09/2023 (collateralized by Various Corporate Bonds, 0.375% – 2.625% due 01/30/2024 – 07/28/2025, and Federal Home Loan Mortgage Corporations, 0.000% – 3.500% due 10/25/2058 – 11/25/2058, valued at $45,101,493); expected proceeds $44,599,204(c)	5.520%	07/03/2023	10/06/2023	43,800,000	43,800,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 06/09/2023 (collateralized by various Common Stocks, valued at $108,000,001); expected proceeds $101,778,389(c)	5.380%	07/03/2023	10/06/2023	100,000,000	100,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/01/2023 (collateralized by various Common Stocks, valued at $145,504,500); expected proceeds $134,615,804	5.170%	07/03/2023	07/03/2023	134,000,000	134,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/27/2023 (collateralized by various Common Stocks, valued at $136,441,999); expected proceeds $125,107,292	5.150%	07/03/2023	07/03/2023	125,000,000	125,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Various Corporate Bonds, 2.236% – 7.750% due 08/13/2024 – 03/15/2048, valued at $136,157,629); expected proceeds $125,053,542	5.140%	07/03/2023	07/03/2023	125,000,000	125,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,262,000,000
TOTAL INVESTMENTS –98.6% (Cost $14,641,806,575)(d)					14,641,190,177
Other Assets in Excess of Liabilities —1.4%					200,847,571
NET ASSETS –100.0%					$ 14,842,037,748
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 9.5% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Illiquid security. These securities represent $541,000,000 or 3.6% of net assets as of June 30, 2023.
(d)	Also represents the cost for federal tax purposes.
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments:
Asset Backed Commercial Paper	$—	$ 1,546,536,810	$—	$ 1,546,536,810
Certificates Of Deposit	—	2,256,464,290	—	2,256,464,290
Financial Company Commercial Paper	—	3,065,494,421	—	3,065,494,421
Other Notes	—	4,510,694,656	—	4,510,694,656
Government Agency Repurchase Agreements	—	2,000,000,000	—	2,000,000,000
Other Repurchase Agreements	—	1,262,000,000	—	1,262,000,000
Total Investments	$—	$14,641,190,177	$—	$14,641,190,177
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$ 11,379,190,177
Repurchase agreements, at value	3,262,000,000
Total Investments	14,641,190,177
Cash	175,025,809
Interest receivable — unaffiliated issuers	26,730,971
Other receivable	73,938
TOTAL ASSETS	14,843,020,895
LIABILITIES
Advisory and administrator fee payable	615,705
Custody, sub-administration and transfer agent fees payable	309,978
Trustees’ fees and expenses payable	766
Professional fees payable	18,932
Printing fees payable	21,654
Accrued expenses and other liabilities	16,112
TOTAL LIABILITIES	983,147
NET ASSETS	$14,842,037,748
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 11,379,806,575
Repurchase agreements	3,262,000,000
Total cost of investments	$14,641,806,575
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$322,925,671
EXPENSES
Advisory and administrator fee	3,231,436
Custodian, sub-administrator and transfer agent fees	564,408
Trustees’ fees and expenses	65,141
Professional fees and expenses	53,669
Printing and postage fees	5,380
Insurance expense	2,662
Miscellaneous expenses	18,079
TOTAL EXPENSES	3,940,775
NET INVESTMENT INCOME (LOSS)	$318,984,896
UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(917,018)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$318,067,878
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 318,984,896	$ 213,598,198
Net realized gain (loss)	—	316,326
Net change in unrealized appreciation/depreciation	(917,018)	828,132
Net increase (decrease) in net assets resulting from operations	318,067,878	214,742,656
CAPITAL TRANSACTIONS
Contributions	20,630,963,849	40,261,574,037
Withdrawals	(18,007,290,381)	(41,512,296,729)
Net increase (decrease) in net assets from capital transactions	2,623,673,468	(1,250,722,692)
Net increase (decrease) in net assets during the period	2,941,741,346	(1,035,980,036)
Net assets at beginning of period	11,900,296,402	12,936,276,438
NET ASSETS AT END OF PERIOD	$ 14,842,037,748	$ 11,900,296,402
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	2.46%	1.80%	0.10%	0.77%	2.38%	2.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,842,038	$11,900,296	$12,936,276	$16,127,554	$21,626,159	$11,196,385
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	4.94%(b)	1.69%	0.11%	0.72%	2.29%	2.05%
(a)	Results represent past performance and are not indicative of future results.
(b)	Annualized.
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of five (5) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
12

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2023, the Portfolio had invested in repurchase agreements with the gross values of $3,262,000,000 and associated collateral equal to $3,428,483,101.
13

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
14

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$14,641,806,575	$1,114,931	$1,731,331	$(616,400)
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.06%	$1,024.60	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
16

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
17

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
__________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
18

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with theseservice providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
19

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio.  The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund.  The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
20

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe.  The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio.  The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5 and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio.  The Board considered that the Fund’s actual management fee was below the median of its Expense Group and was equal to the median of its Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
21

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
22

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITILRMMSAR

Semi-Annual Report
June 30, 2023
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2023

% of Net Assets
Treasury Repurchase Agreements	33.9%
Government Agency Repurchase Agreements	24.7
Treasury Debt	16.7
Government Agency Debt	13.3
Other Assets in Excess of Liabilities	11.4
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2023

% of Net Assets
2 to 30 Days	59.9%
31 to 60 Days	4.0
61 to 90 Days	4.8
Over 90 Days	19.9
Total	88.6%
Average days to maturity	22
Weighted average life	48
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—13.3%
Federal Farm Credit Banks Funding Corp., SOFR + 0.02% (a)	5.078%	07/01/2023	07/14/2023	$ 162,800,000	$ 162,799,851
Federal Farm Credit Banks Funding Corp., SOFR + 0.02% (a)	5.080%	07/01/2023	08/21/2023	379,450,000	379,448,968
Federal Farm Credit Banks Funding Corp., SOFR + 0.04% (a)	5.100%	07/01/2023	02/05/2024	78,625,000	78,608,022
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	5.105%	07/01/2023	05/24/2024	178,700,000	178,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	5.105%	07/01/2023	06/03/2024	124,800,000	124,800,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	5.110%	07/01/2023	05/09/2024	135,000,000	135,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	5.120%	07/01/2023	02/06/2024	325,500,000	325,492,371
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	5.120%	07/01/2023	05/13/2024	49,920,000	49,925,398
Federal Farm Credit Banks Funding Corp., SOFR + 0.085% (a)	5.145%	07/03/2023	07/03/2024	147,300,000	147,300,000
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03% (a)	5.274%	07/01/2023	07/13/2023	75,000,000	74,999,896
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.03% (a)	5.276%	07/01/2023	10/12/2023	275,000,000	274,996,499
Federal Farm Credit Banks Funding Corp., 3 Month USD MMY + 0.04% (a)	5.284%	07/01/2023	11/01/2023	300,000,000	299,995,965
Federal Home Loan Bank Discount Notes	3.085%	07/13/2023	07/13/2023	690,750,000	690,157,655
Federal Home Loan Bank Discount Notes	3.155%	08/11/2023	08/11/2023	277,600,000	276,651,186
Federal Home Loan Bank Discount Notes (b)	4.750%	08/02/2023	08/02/2023	275,536,000	274,445,337
Federal Home Loan Bank Discount Notes	4.890%	11/03/2023	11/03/2023	198,900,000	195,576,878
Federal Home Loan Bank Discount Notes	4.900%	10/18/2023	10/18/2023	455,000,000	448,373,431
Federal Home Loan Bank Discount Notes	4.940%	07/21/2023	07/21/2023	271,000,000	270,330,630
Federal Home Loan Bank Discount Notes	4.980%	08/04/2023	08/04/2023	423,100,000	421,227,077
Federal Home Loan Bank Discount Notes	4.980%	09/19/2023	09/19/2023	677,300,000	669,991,933
Federal Home Loan Bank Discount Notes	4.985%	09/01/2023	09/01/2023	634,700,000	629,426,701
Federal Home Loan Bank Discount Notes	4.990%	09/15/2023	09/15/2023	643,000,000	636,404,606
Federal Home Loan Banks (c)	3.026%	08/10/2023	08/10/2023	685,000,000	685,000,000
Federal Home Loan Banks, SOFR + 0.02% (a)	5.080%	07/01/2023	10/03/2023	100,300,000	100,300,000
Federal Home Loan Banks, SOFR + 0.025% (a)	5.085%	07/01/2023	09/25/2023	824,800,000	824,800,000
Federal Home Loan Banks, SOFR + 0.025% (a)	5.085%	07/01/2023	11/03/2023	537,500,000	537,500,000
Federal Home Loan Banks, SOFR + 0.03% (a)	5.090%	07/01/2023	11/09/2023	254,000,000	254,000,000
Federal Home Loan Banks, SOFR + 0.03% (a)	5.090%	07/01/2023	11/10/2023	287,000,000	287,000,000
Federal Home Loan Banks, SOFR + 0.06% (a)	5.120%	07/01/2023	07/27/2023	114,000,000	114,000,000
Federal Home Loan Banks, SOFR + 0.06% (a)	5.120%	07/01/2023	09/05/2023	364,300,000	364,300,000
Federal Home Loan Banks	5.124%	05/10/2024	05/10/2024	320,000,000	320,000,000
Federal Home Loan Banks, SOFR + 0.08% (a)	5.135%	07/01/2023	11/03/2023	299,400,000	299,400,000
Federal Home Loan Banks, SOFR + 0.09% (a)	5.150%	07/01/2023	12/01/2023	364,300,000	364,300,000
Federal Home Loan Banks, SOFR + 0.09% (a)	5.150%	07/01/2023	12/05/2023	400,000,000	400,000,000
Federal Home Loan Banks, SOFR + 0.105% (a)	5.165%	07/01/2023	07/24/2023	145,800,000	145,800,000
Federal Home Loan Banks, SOFR + 0.11% (a)	5.170%	07/01/2023	08/18/2023	686,300,000	686,300,000
Federal Home Loan Banks	5.334%	04/26/2024	04/26/2024	277,000,000	277,000,000
Federal Home Loan Banks	5.414%	06/07/2024	06/07/2024	847,900,000	847,900,000
Federal National Mortgage Association	5.060%	03/28/2024	03/28/2024	231,000,000	231,000,000
Federal National Mortgage Association	5.074%	04/26/2024	04/26/2024	231,000,000	231,000,000
Federal National Mortgage Association	5.264%	05/10/2024	05/10/2024	320,000,000	320,000,000
TOTAL GOVERNMENT AGENCY DEBT					14,034,252,404
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—16.7%
U.S. Treasury Bill	4.788%	12/28/2023	12/28/2023	$ 368,200,000	$ 358,705,861
U.S. Treasury Bill	4.823%	10/19/2023	10/19/2023	70,200,000	69,174,378
U.S. Treasury Bill	4.844%	10/12/2023	10/12/2023	121,665,000	120,028,285
U.S. Treasury Bill	4.896%	11/09/2023	11/09/2023	967,390,000	950,430,028
U.S. Treasury Bill	5.014%	09/12/2023	09/12/2023	147,500,000	146,041,414
U.S. Treasury Bill	5.030%	09/05/2023	09/05/2023	400,000	396,456
U.S. Treasury Bill	5.046%	07/27/2023	07/27/2023	320,320,000	319,241,589
U.S. Treasury Bill	5.070%	08/10/2023	08/10/2023	48,200,000	48,043,042
U.S. Treasury Bill	5.101%	09/19/2023	09/19/2023	475,650,000	470,381,701
U.S. Treasury Bill	5.150%	10/17/2023	10/17/2023	386,500,000	380,639,157
U.S. Treasury Bill	5.180%	09/28/2023	09/28/2023	1,210,960,000	1,195,791,882
U.S. Treasury Bill	5.200%	10/26/2023	10/26/2023	118,230,000	116,266,068
U.S. Treasury Bill	5.211%	10/10/2023	10/10/2023	898,440,000	885,555,246
U.S. Treasury Bill	5.220%	10/24/2023	10/24/2023	1,392,450,000	1,369,708,284
U.S. Treasury Bill	5.227%	10/31/2023	10/31/2023	1,595,450,000	1,568,118,111
U.S. Treasury Bill	5.230%	07/13/2023	07/13/2023	529,960,000	529,207,421
U.S. Treasury Bill	5.240%	09/26/2023	09/26/2023	281,750,000	278,264,126
U.S. Treasury Bill	5.320%	10/03/2023	10/03/2023	476,000,000	469,528,516
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (a)	0.080%	07/31/2023	07/31/2023	1,351,605,000	1,351,605,687
U.S. Treasury Notes, 3 Month USD MMY - 0.08% (a)	5.174%	07/01/2023	04/30/2024	2,508,100,000	2,506,684,721
U.S. Treasury Notes, 3 Month USD MMY - 0.02% (a)	5.234%	07/01/2023	01/31/2024	77,600,000	77,604,343
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	5.284%	07/03/2023	10/31/2023	3,068,258,000	3,068,257,332
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	5.286%	07/01/2023	07/31/2024	699,000,000	698,588,007
U.S. Treasury Notes, 3 Month USD MMY + 0.14% (a)	5.389%	07/01/2023	10/31/2024	355,295,000	355,154,061
U.S. Treasury Notes, 3 Month USD MMY + 0.20% (a)	5.449%	07/01/2023	01/31/2025	361,000,000	361,000,000
TOTAL TREASURY DEBT					17,694,415,716
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—24.7%
Agreement with Banco Santander and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.500% due 09/01/2050 – 04/01/2053, and Federal National Mortgage Associations, 2.000% – 7.000% due 07/01/2027 – 06/01/2053, valued at $890,460,007); expected proceeds $873,367,751	5.055%	07/03/2023	07/03/2023	873,000,000	873,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations Strips, 0.325% – 5.000% due 04/15/2036 – 01/15/2051, Federal Home Loan Mortgage Corporations, 0.000% – 5.500% due 10/25/2027 – 01/25/2061, Federal National Mortgage Associations, 0.000% – 5.500% due 05/25/2029 – 03/25/2062, Federal National Mortgage Associations Strips, 3.500% – 4.500% due 11/01/2040 – 12/01/2045, Government National Mortgage Associations, 0.000% – 7.000% due 02/20/2034 – 06/20/2073, and U.S. Treasury Notes, 1.250% – 1.875% due 02/28/2027 – 03/31/2028, valued at $2,390,035,361); expected proceeds $2,225,938,208
	5.060%	07/03/2023	07/03/2023	2,225,000,000	2,225,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank Of New York Mellon (Tri–Party), dated 6/30/2023 (collateralized by Government National Mortgage Associations, 2.500% – 4.500% due 06/20/2046 – 10/20/2052, valued at $306,000,000); expected proceeds $300,126,250	5.050%	07/03/2023	07/03/2023	$ 300,000,000	$ 300,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 0.114% – 10.567% due 08/25/2026 – 07/01/2053, valued at $5,450,673, Federal National Mortgage Associations, 0.001% – 5.500% due 04/25/2037 – 03/25/2061, Government National Mortgage Associations, 0.934% – 6.000% due 11/20/2031 – 03/20/2053, a U.S. Treasury Bill, 0.000 % due 10/26/2023, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, a U.S. Treasury Note, 3.875% due 9/30/2029, and U.S. Treasury Strips, 0.000% due 5/15/2025 – 11/15/2039, valued at $225,507,670); expected proceeds $221,093,188
	5.060%	07/03/2023	07/03/2023	221,000,000	221,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporation Strips, 2.500% – 3.500% due 01/25/2050 – 01/25/2051, Federal Home Loan Mortgage Corporations 0.000% – 8.140% due 03/15/2024 – 07/25/2053, Federal National Mortgage Associations, 0.000% – 10.247% due 11/25/2027 – 03/25/2060, and Government National Mortgage Associations, 0.000%–6.500% due 12/20/2036 – 06/20/2073, valued at $1,167,279,130); expected proceeds $1,134,478,170	5.060%	06/30/2023	07/03/2023	1,134,000,000	1,134,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 0.423% – 7.505% due 12/25/2024 – 05/15/2031, Government National Mortgage Associations 0.000% – 20.182% due 02/20/2032 – 11/20/2052, a U.S. Treasury Inflation index Note, 0.125% due 10/15/2024, and U.S.Treasury Notes, 0.250% – 5.339% due 09/30/2023 – 2/15/2025, valued at $1,497,605,316); expected proceeds $1,465,443,260	5.070%	07/05/2023	07/05/2023	1,464,000,000	1,464,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri–Party), dated 06/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.000% due 09/15/2033 – 01/01/2052, Federal National Mortgage Associations, 3.500% – 6.500% due 04/01/2035 – 06/01/2053, Federal National Mortgage Association Strip, 2.000% due 02/01/2051, Government National Mortgage Associations, 0.000% – 6.500% due 08/15/2024 – 03/16/2064, U.S. treasury Bonds, 1.250% – 5.375% due 02/15/2031 – 11/15/2052, a U.S. Treasury Inflation Index Bond, 2.125% due 2/15/2041, U.S. Treasury inflation Index Notes, 0.125% – 0.500% due 04/15/2024 – 01/15/2031, U.S. Treasury Notes, 0.500% – 4.625% due 06/30/2024 – 08/31/2027, and U.S. Treasury Strips, 0.000% due 11/15/2026 – 05/15/2053, valued at $4,080,839,983); expected proceeds $4,003,943,333
	5.070%	07/06/2023	07/06/2023	$ 4,000,000,000	$ 4,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 4.500% due 03/01/2045 – 09/01/2052, Federal National Mortgage Associations, 2.000% – 7.500% due 04/01/2032 – 01/01/2053, Government National Mortgage Associations, 0.000% – 6.500% due 02/20/2024 – 08/16/2065, U.S. Treasury Bonds, 1.250% – 3.625% due 05/15/2041 – 05/15/2053, U.S. Treasury Inflation Index Bonds, 0.750% – 1.500% due 02/15/2042 – 02/15/2053, U.S. Treasury inflation Index Notes, 0.125% – 0.750% due 07/15/2028 – 07/15/2031, U.S. Treasury Notes, 2.750% – 3.250% due 05/31/2027 – 06/30/2029, and U.S. Treasury Strips, 0.000% due 11/15/2026 – 11/15/2050, valued at $5,867,121,063); expected proceeds $5,752,473,604	5.060%	07/03/2023	07/03/2023	5,750,049,000	5,750,049,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 4.500% due 11/01/2030 – 06/01/2052, and a Federal National Mortgage Association, 5.520% due 06/01/2053, valued at $102,000,000); expected proceeds $100,042,167	5.060%	07/03/2023	07/03/2023	100,000,000	100,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 06/15/2023 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.000% due 11/01/2029 – 04/01/2053, Federal National Mortgage Associations, 1.500% – 6.500% due 03/01/2028 – 05/01/2058 and a Government National Mortgage Association, 5.500% due 09/20/2052, valued at $657,900,000); expected proceeds $648,815,175 (d)	5.070%	07/27/2023	07/27/2023	645,000,000	645,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with ING Financial Markets, Inc. and Bank Of New York Mellon (Tri–Party), dated 6/16/2023 (collateralized by, Federal Home Mortgage Corporations, 2.000% – 5.500% due 09/01/2029 – 10/01/2052 valued at $27,734,216, Federal National Mortgage Associations, 1.500% – 8.000% due 11/01/2026 – 02/01/2057, and a Government National Mortgage Association, 5.500% due 09/20/2052, valued at $173,400,000); expected proceeds $171,007,533 (d)	5.080%	07/28/2023	07/28/2023	$ 170,000,000	$ 170,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporation Strips, 2.500% – 5.500% due 11/15/2032 – 11/15/2052, Federal Home Loan Mortgage Corporations, 0.001% – 8.723% due 09/25/2025 – 07/25/2056, Federal National Mortgage Associations, 0.000% – 6.000% due 02/25/2027 – 06/25/2061, Federal National Mortgage Associations Strips, 0.850% – 6.000% due 07/01/2037 – 01/01/2062 and Government National Mortgage Associations, 0.000% – 6.000% due 06/20/2036 – 10/16/2064, valued at $1,069,840,485); expected proceeds $1,017,221,944 (d)
	5.210%	07/03/2023	10/27/2023	1,000,000,000	1,000,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.770% – 6.685% due 04/01/2032 – 04/01/2053, and Federal National Mortgage Associations, 1.500% – 6.183% due 11/01/2023 – 06/01/2053, valued at $3,007,980,003); expected proceeds $2,950,243,495	5.060%	07/03/2023	07/03/2023	2,949,000,000	2,949,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon(Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.500%– 6.000% due 02/01/2026 – 07/01/2053, and Federal National Mortgage Associations, 1.500%–6.000% due 11/01/2024 – 06/01/2053, valued at $16,326,908); expected proceeds $16,006,747 (a)	5.060%	07/03/2023	07/03/2023	16,000,000	16,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a Federal Home Loan Mortgage Corporation, 5.000% due 02/01/2053, Federal National Mortgage Associations, 2.000% – 6.500% due 07/01/2040 – 12/01/2052, a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2026, and a U.S. Treasury Note, 3.500% due 01/31/2028, valued at $234,600,002); expected proceeds $230,096,983	5.060%	07/03/2023	07/03/2023	230,000,000	230,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 5.000% due 03/01/2049 – 02/01/2053, Federal National Mortgage Associations, 2.000% – 6.000% due 11/01/2034 – 05/01/2053, Government National Mortgage Associations, 1.000% – 4.500% due 07/20/2047 – 08/20/2052, a U.S. Treasury Bond, 1.125% due 08/15/2040, U.S. Treasury Inflation Index Bonds, 0.8750% – 2.1250% due 02/15/2041 – 02/15/2047, a U.S. Treasury Inflation Index Note, 0.5000% due 04/15/2024, and U.S. Treasury Notes, 0.250% – 4.1250% due 05/15/2024 – 8/15/2031, valued at $382,500,020); expected proceeds $377,218,125
	5.070%	07/07/2023	07/07/2023	$ 375,000,000	$ 375,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a Federal National Mortgage Association, 3.500% due 02/01/2043, a Government National Mortgage Association, 3.500% due 09/15/2042, and U.S. Treasury Notes, 5.174% – 5.449% due 04/30/2024 – 01/31/2025, valued at $46,920,068); expected proceeds $46,019,358	5.050%	07/03/2023	07/03/2023	46,000,000	46,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/26/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 06/01/2036 – 07/01/2053, Federal National Mortgage Associations, 2.000% – 5.500% due 04/01/2045 – 04/01/2053, U.S. treasury Bills, 0.000% due 07/18/2023 – 12/21/2023, a U.S. Treasury Inflation Index Bond, 0.250% due 02/15/2050, and a U.S. Treasury Note, 2.000% due 02/15/2025, valued at $1,514,700,020); expected proceeds $1,486,461,075	5.060%	07/03/2023	07/03/2023	1,485,000,000	1,485,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/29/2023 (collateralized by Government National Mortgage Associations, 2.000% – 5.500% due 12/20/2044 – 08/20/2052, valued at $678,300,000); expected proceeds $665,655,579	5.070%	07/06/2023	07/06/2023	665,000,000	665,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Government National Mortgage Associations, 6.500% due 12/20/2052 , valued at $220,320,000); expected proceeds $216,091,080	5.060%	07/03/2023	07/03/2023	216,000,000	216,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by Federal National Mortgage Associations, 0.899% – 1.050% due 08/25/2042 – 05/25/2049, valued at $1,080,000); expected proceeds $1,000,422	5.060%	07/03/2023	07/03/2023	1,000,000	1,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a Federal National Mortgage Associations, 1.500% – 7.039% due 09/01/2025 – 07/01/2053, valued at $2,265,354,822); expected proceeds $2,220,936,100	5.060%	07/03/2023	07/03/2023	2,220,000,000	2,220,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					26,085,049,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS—33.9%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon(Tri–Party), dated 6/30/2023 (collateralized by, U.S Treasury Notes, 0.250% – 3.250% due 08/31/2024 – 03/31/2028, valued at $765,000,011); expected proceeds $750,315,625	5.050%	07/03/2023	07/03/2023	$ 750,000,000	$ 750,000,000
Agreement with Barclays Capital, Inc., dated 06/30/2023 (collateralized by U.S. Treasury Notes, 0.500% – 4.125% due 09/15/2025 – 06/30/2029, valued at $9,588,745,438); expected proceeds $9,403,971,500	5.070%	07/03/2023	07/03/2023	9,400,000,000	9,400,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bonds, 1.250% – 4.625% due 05/15/2038 – 05/15/2040, and U.S. Treasury Inflation Index Bond, 2.1250% due 02/15/2040, valued at $16,320,054); expected proceeds $16,006,733	5.050%	07/03/2023	07/03/2023	16,000,000	16,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a U.S.Treasury note, 3.125% due 08/31/2027, valued at $1,020,063); expected proceeds $1,000,422	5.060%	07/03/2023	07/03/2023	1,000,000	1,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a U.S. Treasury Bond, 1.375% due 08/15/2050, and U.S. Treasury Notes, 1.375% – 2.875% due 11/30/2023 – 11/15/2031, valued at $5,802,440,839); expected proceeds $5,802,440,833	5.050%	07/03/2023	07/03/2023	5,800,000,000	5,800,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bills, 0.000% due 07/11/2023 – 10/26/2023, U.S. Treasury Bonds, 1.375% – 6.500% due 11/15/2026 – 05/15/2053, and U.S. Treasury Notes, 0.125% – 5.278% due 07/31/2023 – 05/31/2028, valued at $11,556,600,063); expected proceeds $11,334,777,483	5.060%	07/03/2023	07/03/2023	11,330,000,000	11,330,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon(Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bonds, 1.125% – 1.875% due 05/15/2040 – 02/15/2041, a U.S. Treasury Inflation Index Note, 0.500% due 01/15/2028, and U.S. Treasury Notes, 1.375% – 2.375% due 03/31/2029 – 11/15/2031, valued at $2,713,200,062); expected proceeds $2,661,121,633	5.060%	07/03/2023	07/03/2023	2,660,000,000	2,660,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2023 (collateralized by a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2024, and U.S. Treasury Notes, 0.750% – 4.125% due 03/31/2026 – 05/15/2043, valued at $ 2,735,785,051); expected proceeds $2,671,128,075	5.070%	06/30/2023	07/03/2023	2,670,000,000	2,670,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bills, 000% due 07/05/2023 – 10/12/2023, and U.S. Treasury Notes, 0.375% – 3.000% due 07/15/2025 – 11/30/2025, valued at $729,300,071); expected proceeds $715,301,492	5.060%	07/03/2023	07/03/2023	$ 715,000,000	$ 715,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2023 (collateralized by U.S. Treasury Notes, 0.625% – 3.875% due 03/15/2025 – 08/15/2052, valued at $1,829,555,101); expected proceeds $1,785,754,163	5.070%	07/03/2023	07/03/2023	1,785,000,000	1,785,000,000
Agreement with National Australia Bank, Ltd., and Bank of New York Mellon(Tri–Party),dated 6/29/2023 (collateralized by a U.S Treasury Note, 4.000% due 06/30/2028, valued at $358,125,573); expected proceeds $350,147,292	5.050%	07/03/2023	07/03/2023	350,000,000	350,000,000
Agreement with Norinchukin and Bank of New York Mellon(Tri–Party), dated 06/29/2023 (collateralized by a U.S. Treasury Note, 3.250% due 06/30/2029, valued at $153,000,084); expected proceeds $150,148,750	5.100%	07/06/2023	07/06/2023	150,000,000	150,000,000
Agreement with Prudential Insurance Co., dated 06/30/2023 (collateralized by a U.S. Treasury Strip, 0.000% due 08/05/2027, valued at $84,202,400); expected proceeds $82,409,803	5.070%	07/03/2023	07/03/2023	82,375,000	82,375,000
Agreement with Prudential Insurance Co., dated 06/30/2023 (collateralized by U.S. Treasury Notes, 1.750% – 3.750% due 08/15/2041 – 11/15/2043, and U.S. Treasury Strips, 0.000% due 08/15/2030 – 11/15/2045, valued at $170,843,382); expected proceeds $166,840,886	5.070%	07/03/2023	07/03/2023	166,770,425	166,770,425
TOTAL TREASURY REPURCHASE AGREEMENTS					35,876,145,425
TOTAL INVESTMENTS –88.6% (e)(f)					93,689,862,545
Other Assets in Excess of Liabilities —11.4%					12,019,094,311
NET ASSETS –100.0%					$105,708,956,856
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2023. Maturity date shown is the final maturity.
(d)	Illiquid security. These securities represent $1,815,000,000 or 1.7% of net assets as of June 30, 2023.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
MMY	Money Market Yield
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 31,728,668,120
Repurchase agreements, at value and amortized cost	61,961,194,425
Total Investments	93,689,862,545
Cash	13,556,149,709
Interest receivable — unaffiliated issuers	178,823,717
Other receivable	5,727,262
TOTAL ASSETS	107,430,563,233
LIABILITIES
Payable for investments purchased	1,715,418,111
Advisory and administrator fee payable	4,249,392
Custody, sub-administration and transfer agent fees payable	1,746,688
Trustees’ fees and expenses payable	4,153
Professional fees payable	120,280
Printing fees payable	22,424
Accrued expenses and other liabilities	45,329
TOTAL LIABILITIES	1,721,606,377
NET ASSETS	$105,708,956,856
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	2,061,637,936
EXPENSES
Advisory and administrator fee	21,554,665
Custodian, sub-administrator and transfer agent fees	3,517,460
Trustees’ fees and expenses	394,220
Professional fees and expenses	302,092
Printing and postage fees	39,090
Insurance expense	21,253
Miscellaneous expenses	61,249
TOTAL EXPENSES	25,890,029
NET INVESTMENT INCOME (LOSS)	$2,035,747,907
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	97,033
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,035,844,940
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,035,747,907	$ 1,674,313,439
Net realized gain (loss)	97,033	14,224
Net increase (decrease) in net assets resulting from operations	2,035,844,940	1,674,327,663
CAPITAL TRANSACTIONS
Contributions	176,536,321,999	332,658,752,241
Withdrawals	(164,201,815,778)	(340,382,697,082)
Net increase (decrease) in net assets from capital transactions	12,334,506,221	(7,723,944,841)
Net increase (decrease) in net assets during the period	14,370,351,161	(6,049,617,178)
Net assets at beginning of period	91,338,605,695	97,388,222,873
NET ASSETS AT END OF PERIOD	$ 105,708,956,856	$ 91,338,605,695
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	2.39%	1.63%	0.01%	0.45%	2.20%	1.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$105,708,957	$91,338,606	$97,388,223	$79,611,947	$60,887,784	$41,221,782
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.07%	0.07%
Net investment income (loss)	4.72%(b)	1.71%	0.01%	0.39%	2.13%	1.78%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
14

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2023, the Portfolio had invested in repurchase agreements with the gross values of $61,961,194,425 and associated collateral equal to $63,300,209,050.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
15

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s
16

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,000.00	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
18

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
19

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
20

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
21

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their  own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio.  The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks.  The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund.  The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022.  For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
22

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe.  The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio.  The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods and was equal to the median of its Performance Group for the 10-year period.  The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio.  The Board considered that the Fund’s actual management fee was below  the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
23

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
24

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITUSGOVMMSAR
00288936

Semi-Annual Report
June 30, 2023
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2023

% of Net Assets
Treasury Debt	102.8%
Liabilities in Excess of Other Assets	(2.8)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2023

% of Net Assets
2 to 30 Days	22.9%
31 to 60 Days	32.8
61 to 90 Days	19.7
Over 90 Days	27.4
Total	102.8%
Average days to maturity	45
Weighted average life	87
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—102.8%
U.S. Treasury Bill (a)	4.566%	07/06/2023	07/06/2023	$ 4,690,000	$ 4,688,216
U.S. Treasury Bill (a)	4.720%	07/18/2023	07/18/2023	510,000,000	508,977,072
U.S. Treasury Bill (a)	4.823%	10/19/2023	10/19/2023	213,500,000	210,320,148
U.S. Treasury Bill (a)	4.840%	09/07/2023	09/07/2023	450,000,000	445,932,750
U.S. Treasury Bill (a)	4.844%	10/12/2023	10/12/2023	312,800,000	308,607,442
U.S. Treasury Bill (a)	4.850%	07/05/2023	07/05/2023	128,473,000	128,438,384
U.S. Treasury Bill (a)	4.850%	07/25/2023	07/25/2023	500,000,000	498,489,868
U.S. Treasury Bill (a)	4.850%	10/05/2023	10/05/2023	150,000,000	148,100,417
U.S. Treasury Bill (a)	4.896%	11/09/2023	11/09/2023	127,300,000	125,068,216
U.S. Treasury Bill (a)	4.904%	07/11/2023	07/11/2023	383,200,000	382,779,039
U.S. Treasury Bill (a)	4.929%	08/08/2023	08/08/2023	473,700,000	471,337,100
U.S. Treasury Bill (a)	4.935%	08/31/2023	08/31/2023	460,000,000	456,212,364
U.S. Treasury Bill (a)	4.950%	07/20/2023	07/20/2023	414,245,000	413,276,714
U.S. Treasury Bill (a)	4.970%	08/29/2023	08/29/2023	370,000,000	367,067,033
U.S. Treasury Bill (a)	4.981%	08/15/2023	08/15/2023	535,000,000	531,771,336
U.S. Treasury Bill (a)	4.995%	08/01/2023	08/01/2023	235,000,000	234,054,419
U.S. Treasury Bill (a)	5.014%	09/12/2023	09/12/2023	169,800,000	168,110,245
U.S. Treasury Bill (a)	5.030%	08/03/2023	08/03/2023	639,000,000	636,278,562
U.S. Treasury Bill (a)	5.030%	09/05/2023	09/05/2023	120,000,000	118,926,933
U.S. Treasury Bill (a)	5.046%	07/27/2023	07/27/2023	225,000,000	224,241,466
U.S. Treasury Bill (a)	5.055%	08/17/2023	08/17/2023	200,000,000	198,736,250
U.S. Treasury Bill (a)	5.057%	08/22/2023	08/22/2023	285,000,000	282,980,969
U.S. Treasury Bill (a)	5.070%	08/10/2023	08/10/2023	222,000,000	220,817,212
U.S. Treasury Bill (a)	5.080%	09/14/2023	09/14/2023	531,900,000	526,535,225
U.S. Treasury Bill (a)	5.101%	09/19/2023	09/19/2023	426,500,000	421,792,561
U.S. Treasury Bill (a)	5.150%	10/17/2023	10/17/2023	48,500,000	47,764,551
U.S. Treasury Bill (a)	5.180%	09/28/2023	09/28/2023	160,440,000	158,430,376
U.S. Treasury Bill (a)	5.200%	10/26/2023	10/26/2023	16,300,000	16,029,239
U.S. Treasury Bill (a)	5.220%	10/24/2023	10/24/2023	184,100,000	181,093,252
U.S. Treasury Bill (a)	5.227%	10/31/2023	10/31/2023	347,100,000	341,154,484
U.S. Treasury Bill (a)	5.230%	07/13/2023	07/13/2023	500,960,000	500,310,459
U.S. Treasury Bill (a)	5.250%	08/24/2023	08/24/2023	408,540,000	405,541,060
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (b)	0.080%	07/31/2023	07/31/2023	348,382,000	348,371,309
U.S. Treasury Notes	5.062%	07/31/2023	07/31/2023	100,000,000	99,626,392
U.S. Treasury Notes, 3 Month USD MMY - 0.08% (b)	5.174%	07/01/2023	04/30/2024	756,650,000	756,312,461
U.S. Treasury Notes, 3 Month USD MMY - 0.02% (b)	5.234%	07/01/2023	01/31/2024	21,750,000	21,754,463
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (b)	5.284%	07/03/2023	10/31/2023	628,135,000	628,201,437
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (b)	5.286%	07/01/2023	07/31/2024	100,000,000	99,941,060
U.S. Treasury Notes, 3 Month USD MMY + 0.14% (b)	5.389%	07/01/2023	10/31/2024	225,950,000	225,860,359
U.S. Treasury Notes, 3 Month USD MMY + 0.20% (b)	5.449%	07/01/2023	01/31/2025	71,000,000	71,000,000
TOTAL INVESTMENTS –102.8% (c)(d)					11,934,930,843
Liabilities in Excess of Other Assets —(2.8)%					(321,011,225)
NET ASSETS –100.0%					$ 11,613,919,618
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$11,934,930,843
Cash	662,933
Interest receivable — unaffiliated issuers	20,129,710
Other receivable	255,488
TOTAL ASSETS	11,955,978,974
LIABILITIES
Payable for investments purchased	341,154,484
Advisory and administrator fee payable	524,539
Custody, sub-administration and transfer agent fees payable	300,517
Trustees’ fees and expenses payable	792
Professional fees payable	32,987
Printing fees payable	20,696
Accrued expenses and other liabilities	25,341
TOTAL LIABILITIES	342,059,356
NET ASSETS	$11,613,919,618
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$291,070,885
EXPENSES
Advisory and administrator fee	3,122,482
Custodian, sub-administrator and transfer agent fees	520,657
Trustees’ fees and expenses	68,832
Professional fees	56,701
Printing and postage fees	5,923
Insurance expense	3,390
Miscellaneous expenses	26,196
TOTAL EXPENSES	3,804,181
NET INVESTMENT INCOME (LOSS)	$287,266,704
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	190,822
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$287,457,526
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 287,266,704	$ 220,177,539
Net realized gain (loss)	190,822	(233,704)
Net increase (decrease) in net assets resulting from operations	287,457,526	219,943,835
CAPITAL TRANSACTIONS
Contributions	17,409,936,857	38,227,888,329
Withdrawals	(18,762,383,722)	(39,829,794,938)
Net increase (decrease) in net assets from capital transactions	(1,352,446,865)	(1,601,906,609)
Net increase (decrease) in net assets during the period	(1,064,989,339)	(1,381,962,774)
Net assets at beginning of period	12,678,908,957	14,060,871,731
NET ASSETS AT END OF PERIOD	$ 11,613,919,618	$ 12,678,908,957
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	2.34%	1.49%	0.00%(b)	0.48%	2.18%	1.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,613,920	$12,678,909	$14,060,872	$16,771,503	$12,816,642	$10,372,969
Ratios to average net assets:
Total expenses	0.06%(c)	0.06%	0.07%	0.06%	0.07%	0.07%
Net investment income (loss)	4.60%(c)	1.46%	0.00%(b)	0.38%	2.13%	1.76%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
(c)	Annualized.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.06%	$1,023.40	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 3- and 5-year periods and was below the median of its Performance Group for the 1- and 10-year periods.  The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 5- and 10-year periods, was below the Benchmark for the 1-year period, and was equal to the Benchmark for the 3-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
17

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRMMSAR

Semi-Annual Report
June 30, 2023
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2023

% of Net Assets
Treasury Repurchase Agreements	59.3%
Treasury Debt	30.0
Other Assets in Excess of Liabilities	10.7
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2023

% of Net Assets
2 to 30 Days	64.0%
31 to 60 Days	2.2
61 to 90 Days	2.5
Over 90 Days	20.6
Total	89.3%
Average days to maturity	16
Weighted average life	47
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—30.0%
U.S. Treasury Bill	4.566%	07/06/2023	07/06/2023	$ 81,700,000	$ 81,679,006
U.S. Treasury Bill	4.720%	07/18/2023	07/18/2023	640,000,000	638,737,933
U.S. Treasury Bill	4.788%	12/28/2023	12/28/2023	129,800,000	126,453,071
U.S. Treasury Bill	4.823%	10/19/2023	10/19/2023	265,800,000	261,916,662
U.S. Treasury Bill	4.844%	10/12/2023	10/12/2023	346,300,000	341,645,487
U.S. Treasury Bill	4.896%	11/09/2023	11/09/2023	355,800,000	349,562,226
U.S. Treasury Bill	5.014%	09/12/2023	09/12/2023	54,200,000	53,664,031
U.S. Treasury Bill	5.030%	09/05/2023	09/05/2023	400,000	396,456
U.S. Treasury Bill	5.046%	07/27/2023	07/27/2023	110,400,000	110,028,320
U.S. Treasury Bill	5.070%	08/10/2023	08/10/2023	137,000,000	136,553,875
U.S. Treasury Bill	5.101%	09/19/2023	09/19/2023	179,000,000	177,017,396
U.S. Treasury Bill	5.150%	10/17/2023	10/17/2023	133,200,000	131,180,170
U.S. Treasury Bill	5.180%	09/28/2023	09/28/2023	426,500,000	421,157,788
U.S. Treasury Bill	5.200%	10/26/2023	10/26/2023	42,300,000	41,597,350
U.S. Treasury Bill	5.211%	10/10/2023	10/10/2023	325,200,000	320,536,226
U.S. Treasury Bill	5.220%	10/24/2023	10/24/2023	490,600,000	482,587,466
U.S. Treasury Bill	5.227%	10/31/2023	10/31/2023	504,000,000	495,365,904
U.S. Treasury Bill	5.230%	07/13/2023	07/13/2023	579,800,000	579,185,048
U.S. Treasury Bill	5.240%	09/26/2023	09/26/2023	106,000,000	104,688,544
U.S. Treasury Bill	5.320%	10/03/2023	10/03/2023	172,700,000	170,352,048
U.S. Treasury Notes, 3 Month USD MMY + 0.03% (a)	0.080%	07/31/2023	07/31/2023	537,644,000	537,644,041
U.S. Treasury Notes, 3 Month USD MMY - 0.08% (a)	5.174%	07/01/2023	04/30/2024	1,355,200,000	1,354,588,066
U.S. Treasury Notes, 3 Month USD MMY - 0.02% (a)	5.234%	07/01/2023	01/31/2024	9,700,000	9,701,990
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	5.284%	07/03/2023	10/31/2023	1,442,590,000	1,442,601,274
U.S. Treasury Notes, 3 Month USD MMY + 0.04% (a)	5.286%	07/01/2023	07/31/2024	400,000,000	399,764,239
U.S. Treasury Notes, 3 Month USD MMY + 0.14% (a)	5.389%	07/01/2023	10/31/2024	177,420,000	177,349,620
U.S. Treasury Notes, 3 Month USD MMY + 0.20% (a)	5.449%	07/01/2023	01/31/2025	135,850,000	135,850,000
TOTAL TREASURY DEBT					9,081,804,237
TREASURY REPURCHASE AGREEMENTS—59.3%
Agreement with Banco Santander and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bills, 0.000% due 07/25/2023 – 09/21/2023, U.S. Treasury Bonds, 1.125% – 4.500% due 08/15/2039 – 02/15/2052, U.S. Treasury Inflation Index Bonds, 0.750% – 1.375% due 02/15/2044 – 02/15/2045, and U.S. Treasury Notes, 1.875% – 4.625% due 12/31/2024 – 05/15/2033, valued at $765,000,040); expected proceeds $750,315,938	5.055%	07/03/2023	07/03/2023	750,000,000	750,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a U.S. Treasury Note, 2.875% due 06/15,2025, valued at $255,000,036); expected proceeds $250,105,208	5.050%	07/03/2023	07/03/2023	250,000,000	250,000,000
Agreement with Barclays Capital, Inc., dated 06/30/2023 (collateralized by U.S. Treasury Notes, 0.500% – 4.000% due 06/30/2027 – 05/15/2032, valued at $2,853,991,164); expected proceeds $2,801,183,000	5.070%	07/03/2023	07/03/2023	2,800,000,000	2,800,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a U.S. Treasury Bond, 1.375% due 08/15/2050, and U.S. Treasury Notes, 0.375% – 3.125% due 04/15/2024 – 08/15/2025, valued at $5,302,230,477); expected proceeds $5,302,230,417	5.050%	07/03/2023	07/03/2023	$ 5,300,000,000	$ 5,300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2026, and a U.S. Treasury Note, 4.000% due 12/15/2025, valued at $897,600,054); expected proceeds $880,371,067	5.060%	07/03/2023	07/03/2023	880,000,000	880,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bills, 0.000% due 07/18/2023 – 12/14/2023, U.S. Treasury Bonds, 1.250% – 6.250% due 08/15/2023 – 05/15/2053, and U.S. Treasury Notes, 0.125% – 4.375% due 08/31/2023 – 08/15/2030, valued at $3,743,400,029); expected proceeds $3,671,547,517	5.060%	07/03/2023	07/03/2023	3,670,000,000	3,670,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2023 (collateralized by U.S. Treasury Notes, 2.375% – 4.125% due 06/15/2026 – 03/31/2029, valued at $849,707,795); expected proceeds $830,350,675	5.070%	07/03/2023	07/03/2023	830,000,000	830,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collaterlized by U.S. Treasury Notes, 0.375% – 2.500% due 04/30/2024 – 04/30/2025, and U.S. Treasury Strips, 0.000% due 02/15/2040 – 05/15/2045, valued at $153,000,001); expected proceeds $150,063,250	5.060%	07/03/2023	07/03/2023	150,000,000	150,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 06/29/2023 (collateralized by a U.S. Treasury Bill, 0.000% due 12/07/2023, U.S. Treasury Bonds, 1.625% – 4.000% due 11/15/2042 – 11/15/2051, and U.S. Treasury Notes, 0.875% – 4.000% due 01/31/2024 – 11/15/2030, valued at $153,000,046); expected proceeds $150,147,583	5.060%	07/06/2023	07/06/2023	150,000,000	150,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Notes, 0.250% – 4.000% due 08/31/2025 – 02/29/2028, valued at $229,500,046); expected proceeds $225,094,875	5.060%	07/03/2023	07/03/2023	225,000,000	225,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2023 (collateralized by Various U.S. Treasury Notes, 1.125% – 3.625% due 05/15/2040 – 11/15/2051, valued at $564,825,559); expected proceeds $550,232,375	5.070%	07/03/2023	07/03/2023	550,000,000	550,000,000
Agreement with National Australia Bank, Ltd., and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by a U.S. Treasury Note, 4.000% due 06/30/2028, valued at $153,530,604); expected proceeds $150,063,125	5.050%	07/03/2023	07/03/2023	150,000,000	150,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Norinchukin and Bank of New York Mellon (Tri–Party), dated 06/29/2023 (collateralized by a U.S. Treasury Note, 3.250% due 06/30/2029, valued at $51,000,060); expected proceeds $50,049,583	5.100%	07/06/2023	07/06/2023	$ 50,000,000	$ 50,000,000
Agreement with Prudential Insurance Co., dated 06/30/2023 (collateralized by a U.S. Treasury Note, 1.750% due 08/15/2041, and U.S. Treasury Strips, 0.000% due 05/15/2030 – 11/15/2037, valued at $174,021,865); expected proceeds $169,985,539	5.070%	07/03/2023	07/03/2023	169,913,750	169,913,750
Agreement with Prudential Insurance Co., dated 06/30/2023 (collateralized by a U.S. Treasury Strip, 0.000% due 11/15/2035, valued at $24,469,560); expected proceeds $23,860,077	5.070%	07/03/2023	07/03/2023	23,850,000	23,850,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/26/2023 (collateralized by U.S. Treasury Bonds, 2.250% – 4.500% due 08/15/2039 – 02/15/2052, valued at $499,800,058); expected proceeds $490,482,106	5.060%	07/03/2023	07/03/2023	490,000,000	490,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 06/29/2023 (collateralized by U.S. Treasury Bonds, 2.000% – 3.375% due 02/15/2039 – 02/15/2050, valued at $214,200,028); expected proceeds $210,207,025	5.070%	07/06/2023	07/06/2023	210,000,000	210,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bills, 0.000% due 07/11/2023 – 04/18/2024, U.S. Treasury Bonds, 1.125% – 5.500% due 08/15/2028 – 05/15/2053, U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 04/15/2027 – 04/15/2028, and U.S. Treasury Notes, 0.125% – 4.625% due 07/15/2023 – 08/15/2032, valued at $1,225,020,037); expected proceeds $1,201,506,422	5.060%	07/03/2023	07/03/2023	1,201,000,000	1,201,000,000
Agreement with UBS Warburg and Bank of New York Mellon (Tri–Party), dated 06/30/2023 (collateralized by U.S. Treasury Bills, 0.000% due 09/21/2023 – 01/25/2024, U.S. Treasury Bonds, 1.250% – 7.500% due 11/15/2024 – 02/15/2052, U.S. Treasury Inflation Index Bonds, 0.750% – 3.625% due 04/15/2028 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 1.625% due 07/15/2023 – 07/15/2031, U.S. Treasury Notes, 0.125% – 5.278% due 07/31/2023 – 05/15/2033, and U.S. Treasury Strips, 0.000% due 08/15/2023 – 02/15/2045, valued at $117,300,000); expected proceeds $115,048,492	5.060%	07/03/2023	07/03/2023	115,000,000	115,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					17,964,763,750
TOTAL INVESTMENTS (b)(c)–89.3%					27,046,567,987
Other Assets in Excess of Liabilities —10.7%					3,233,488,909
NET ASSETS –100.0%					$ 30,280,056,896
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Also represents the cost for federal tax purposes.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
MMY	Money Market Yield
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 9,081,804,237
Repurchase agreements, at value and amortized cost	17,964,763,750
Total Investments	27,046,567,987
Cash	3,683,700,667
Interest receivable — unaffiliated issuers	47,301,274
TOTAL ASSETS	30,777,569,928
LIABILITIES
Payable for investments purchased	495,365,904
Advisory and administrator fee payable	1,412,912
Custody, sub-administration and transfer agent fees payable	622,858
Trustees’ fees and expenses payable	1,992
Professional fees payable	64,230
Printing fees payable	18,999
Accrued expenses and other liabilities	26,137
TOTAL LIABILITIES	497,513,032
NET ASSETS	$30,280,056,896
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$832,582,555
EXPENSES
Advisory and administrator fee	8,743,127
Custodian, sub-administrator and transfer agent fees	1,433,682
Trustees’ fees and expenses	182,536
Professional fees	136,885
Printing and postage fees	13,140
Insurance expense	9,025
Miscellaneous expenses	37,061
TOTAL EXPENSES	10,555,456
NET INVESTMENT INCOME (LOSS)	$822,027,099
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,088
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$822,028,187
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 822,027,099	$ 736,045,247
Net realized gain (loss)	1,088	(971,357)
Net increase (decrease) in net assets resulting from operations	822,028,187	735,073,890
CAPITAL TRANSACTIONS
Contributions	59,119,377,681	170,908,030,378
Withdrawals	(73,348,444,284)	(155,017,320,210)
Net increase (decrease) in net assets from capital transactions	(14,229,066,603)	15,890,710,168
Net increase (decrease) in net assets during the period	(13,407,038,416)	16,625,784,058
Net assets at beginning of period	43,687,095,312	27,061,311,254
NET ASSETS AT END OF PERIOD	$ 30,280,056,896	$ 43,687,095,312
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	2.45%	1.65%	0.01%	0.46%	2.19%	1.82%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$30,280,057	$43,687,095	$27,061,311	$28,049,358	$23,834,935	$17,447,265
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.07%	0.07%
Net investment income (loss)	4.70%(b)	1.91%	0.01%	0.41%	2.13%	1.79%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective on October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2023, the Portfolio had invested in repurchase agreements with the gross values of $17,964,763,750 and associated collateral equal to $18,226,597,460.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,023.90	$0.30	$1,024.50	$0.30
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments.The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe.The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio.The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio.The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole.The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
19

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRPLMMSAR
00288937

Semi-Annual Report
June 30, 2023
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of June 30, 2023

Description	Market Value	% of Net Assets
Nestle SA	65,622,971	2.1%
ASML Holding NV	57,959,824	1.8
Novo Nordisk AS Class B	52,994,890	1.7
LVMH Moet Hennessy Louis Vuitton SE	51,596,127	1.6
AstraZeneca PLC	44,070,921	1.4
TOTAL	272,244,733	8.6%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.1%
AUSTRALIA — 7.5%
Ampol Ltd.	49,395	$ 985,996
ANZ Group Holdings Ltd.	604,015	9,554,248
APA Group Stapled Security	218,809	1,414,622
Aristocrat Leisure Ltd.	113,084	2,923,604
ASX Ltd.	38,835	1,633,066
Aurizon Holdings Ltd.	415,441	1,086,063
BHP Group Ltd.	1,002,840	30,124,694
BlueScope Steel Ltd.	98,239	1,351,030
Brambles Ltd.	280,428	2,694,451
Cochlear Ltd.	12,354	1,891,312
Coles Group Ltd.	255,651	3,136,754
Commonwealth Bank of Australia	337,626	22,585,998
Computershare Ltd.	111,558	1,739,668
Dexus REIT	210,234	1,094,038
EBOS Group Ltd.	28,220	636,529
Endeavour Group Ltd.	257,884	1,084,537
Flutter Entertainment PLC (a)	34,630	6,968,382
Fortescue Metals Group Ltd.	326,603	4,842,730
Glencore PLC	2,142,206	12,158,971
Goodman Group REIT	336,933	4,525,938
GPT Group REIT	374,436	1,035,319
IDP Education Ltd.	55,630	823,195
IGO Ltd.	142,222	1,450,537
Insurance Australia Group Ltd.	506,655	1,925,304
Lendlease Corp. Ltd. Stapled Security	153,833	797,554
Lottery Corp. Ltd.	457,734	1,568,054
Macquarie Group Ltd.	73,902	8,786,839
Medibank Pvt Ltd.	500,318	1,174,352
Mineral Resources Ltd.	35,609	1,704,132
Mirvac Group REIT	826,462	1,247,102
National Australia Bank Ltd.	630,398	11,079,029
Newcrest Mining Ltd.	178,965	3,190,054
Northern Star Resources Ltd.	231,701	1,886,220
Orica Ltd.	80,428	796,182
Origin Energy Ltd.	346,667	1,946,997
Pilbara Minerals Ltd. (b)	527,481	1,732,351
Qantas Airways Ltd. (a)	205,394	850,537
QBE Insurance Group Ltd.	296,927	3,097,839
Ramsay Health Care Ltd.	33,962	1,275,001
REA Group Ltd. (b)	9,983	958,279
Reece Ltd.	48,540	604,230
Rio Tinto Ltd.	75,110	5,747,582
Rio Tinto PLC	225,616	14,353,073
Santos Ltd.	630,704	3,153,350
Scentre Group REIT	1,050,779	1,856,920
SEEK Ltd.	70,304	1,026,270
Sonic Healthcare Ltd.	85,913	2,041,620
South32 Ltd.	869,994	2,188,649
Stockland REIT	495,880	1,332,066
Suncorp Group Ltd.	237,470	2,132,117
Telstra Group Ltd.	817,534	2,343,498
Security Description	Shares	Value
Transurban Group Stapled Security	622,944	$ 5,926,823
Treasury Wine Estates Ltd.	142,024	1,064,261
Vicinity Ltd. REIT	773,415	951,760
Washington H Soul Pattinson & Co. Ltd.	40,775	864,964
Wesfarmers Ltd.	228,778	7,536,990
Westpac Banking Corp.	705,481	10,037,531
WiseTech Global Ltd.	32,570	1,745,686
Woodside Energy Group Ltd.	382,016	8,829,997
Woolworths Group Ltd.	246,306	6,521,282
		240,016,177
AUSTRIA — 0.2%
Erste Group Bank AG	69,303	2,430,556
Mondi PLC	100,555	1,535,740
OMV AG	26,979	1,145,378
Verbund AG	14,269	1,144,530
voestalpine AG	22,739	817,005
		7,073,209
BELGIUM — 0.8%
Ageas SA	33,554	1,360,004
Anheuser-Busch InBev SA	174,637	9,896,163
D'ieteren Group	4,423	782,662
Elia Group SA	5,712	725,599
Groupe Bruxelles Lambert NV	19,919	1,569,999
KBC Group NV	49,778	3,473,907
Sofina SA (b)	3,290	681,957
Solvay SA	14,831	1,658,099
UCB SA	25,467	2,257,451
Umicore SA	44,743	1,250,750
Warehouses De Pauw CVA REIT	34,859	957,145
		24,613,736
BRAZIL — 0.0% (c)
Yara International ASA (b)	33,994	1,203,320
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC (b)	36,440	876,061
CHILE — 0.0% (c)
Antofagasta PLC	72,829	1,355,801
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	700,000	2,144,164
Budweiser Brewing Co. APAC Ltd. (d)	304,800	788,658
ESR Group Ltd. (d)	461,400	794,586
Prosus NV (a)	160,882	11,779,892
SITC International Holdings Co. Ltd.	243,000	444,940
Wilmar International Ltd.	385,400	1,084,991
Xinyi Glass Holdings Ltd.	369,000	576,821
		17,614,052

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
DENMARK — 3.0%
AP Moller - Maersk AS Class A	572	$ 997,199
AP Moller - Maersk AS Class B	1,055	1,854,583
Carlsberg AS Class B	20,214	3,236,251
Chr Hansen Holding AS	21,609	1,501,929
Coloplast AS Class B	23,809	2,978,777
Danske Bank AS (a)	131,352	3,198,629
Demant AS (a)	21,378	904,686
DSV AS	36,325	7,628,246
Genmab AS (a)	13,376	5,067,936
Novo Nordisk AS Class B	328,126	52,994,890
Novozymes AS Class B	38,456	1,793,966
Orsted AS (d)	36,109	3,422,538
Pandora AS	18,766	1,677,004
ROCKWOOL AS Class B	2,140	553,309
Tryg AS	71,797	1,554,529
Vestas Wind Systems AS (a)	204,332	5,431,567
		94,796,039
FINLAND — 1.1%
Elisa Oyj	28,435	1,517,705
Fortum Oyj	91,577	1,225,304
Kesko Oyj Class B	58,592	1,103,216
Kone Oyj Class B	67,903	3,546,913
Metso Oyj	131,475	1,586,183
Neste Oyj	84,249	3,243,264
Nokia Oyj	1,044,906	4,377,203
Nordea Bank Abp	642,645	6,989,788
Orion Oyj Class B	20,582	854,018
Sampo Oyj Class A	92,407	4,149,462
Stora Enso Oyj Class R	121,473	1,409,066
UPM-Kymmene Oyj	102,326	3,048,430
Wartsila OYJ Abp	101,283	1,141,856
		34,192,408
FRANCE — 10.3%
Accor SA	39,267	1,460,913
Adevinta ASA (a)	69,043	454,552
Aeroports de Paris	6,344	911,415
Air Liquide SA	103,733	18,599,558
Airbus SE	117,499	16,985,100
Alstom SA	66,467	1,983,727
Amundi SA (d)	11,496	679,044
Arkema SA	11,768	1,109,477
AXA SA	366,763	10,836,345
BioMerieux	7,880	827,228
BNP Paribas SA	222,725	14,052,698
Bollore SE	159,608	995,176
Bouygues SA	38,117	1,280,246
Bureau Veritas SA	58,836	1,613,873
Capgemini SE	32,510	6,154,399
Carrefour SA	119,538	2,264,915
Cie de Saint-Gobain	99,131	6,034,620
Security Description	Shares	Value
Cie Generale des Etablissements Michelin SCA	134,948	$ 3,991,209
Covivio SA REIT	11,869	560,588
Credit Agricole SA	244,498	2,902,604
Danone SA	129,440	7,931,076
Dassault Aviation SA	4,479	897,208
Dassault Systemes SE	131,621	5,831,183
Edenred	47,524	3,182,781
Eiffage SA	14,427	1,506,026
Engie SA	369,770	6,156,623
EssilorLuxottica SA	57,801	10,897,548
Eurazeo SE	9,467	666,409
Gecina SA REIT	8,880	947,132
Getlink SE	70,174	1,193,992
Hermes International	6,350	13,800,584
Ipsen SA	7,159	861,616
Kering SA	14,575	8,046,828
Klepierre SA REIT	43,119	1,071,059
La Francaise des Jeux SAEM (d)	18,489	727,570
Legrand SA	54,072	5,363,167
L'Oreal SA	48,167	22,464,643
LVMH Moet Hennessy Louis Vuitton SE	54,730	51,596,127
Orange SA	361,720	4,226,446
Pernod Ricard SA	41,518	9,172,745
Publicis Groupe SA	43,785	3,513,375
Remy Cointreau SA	4,103	658,496
Renault SA	38,533	1,625,547
Safran SA	68,681	10,761,006
Sartorius Stedim Biotech	5,561	1,388,627
SEB SA	4,806	496,920
Societe Generale SA	142,781	3,712,518
Sodexo SA	17,688	1,947,398
Teleperformance	11,251	1,887,056
Thales SA	20,371	3,051,604
TotalEnergies SE	468,139	26,868,417
Unibail-Rodamco-Westfield REIT (a)	24,164	1,274,280
Valeo SA	44,887	964,412
Veolia Environnement SA	132,457	4,192,218
Vinci SA	105,023	12,200,955
Vivendi SE	148,460	1,362,683
Wendel SE	6,032	619,409
Worldline SA (a)(d)	48,632	1,780,579
		328,543,950
GERMANY — 8.2%
adidas AG	32,766	6,359,633
Allianz SE	79,896	18,606,268
BASF SE	178,786	8,684,409
Bayer AG	197,301	10,919,602
Bayerische Motoren Werke AG	66,708	8,204,050
Bayerische Motoren Werke AG Preference Shares	11,599	1,321,521

See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Bechtle AG	15,089	$ 599,114
Beiersdorf AG	19,114	2,530,680
Brenntag SE	31,117	2,427,243
Carl Zeiss Meditec AG	8,085	874,188
Commerzbank AG	217,600	2,411,839
Continental AG	22,724	1,716,493
Covestro AG (a)(d)	38,598	2,007,990
Daimler Truck Holding AG	100,204	3,610,903
Deutsche Bank AG	397,790	4,181,106
Deutsche Boerse AG	38,353	7,079,219
Deutsche Lufthansa AG (a)	121,904	1,249,719
Deutsche Post AG	200,342	9,787,367
Deutsche Telekom AG	649,907	14,177,399
E.ON SE	444,786	5,680,836
Evonik Industries AG	39,982	761,708
Fresenius Medical Care AG & Co. KGaA	40,959	1,957,118
Fresenius SE & Co. KGaA	85,348	2,366,844
GEA Group AG	27,860	1,166,174
Hannover Rueck SE	12,140	2,576,832
Heidelberg Materials AG	29,327	2,411,370
HelloFresh SE (a)	35,709	883,017
Henkel AG & Co. KGaA	21,411	1,506,933
Henkel AG & Co. KGaA Preference Shares	35,646	2,850,312
Infineon Technologies AG	262,306	10,800,366
Knorr-Bremse AG	14,406	1,101,045
LEG Immobilien SE (a)	16,200	934,549
Mercedes-Benz Group AG	171,588	13,808,810
Merck KGaA	24,910	4,122,593
MTU Aero Engines AG	10,149	2,631,854
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,161	10,570,057
Nemetschek SE	11,865	885,640
Porsche Automobil Holding SE Preference Shares (a)	30,863	1,859,755
Puma SE	19,231	1,158,651
Rational AG	1,075	778,266
Rheinmetall AG	8,863	2,427,593
RWE AG	124,164	5,409,615
SAP SE	206,666	28,226,937
Sartorius AG Preference Shares	5,144	1,781,857
Scout24 SE (d)	17,219	1,090,894
Siemens AG	151,866	25,311,555
Siemens Energy AG (a)	104,622	1,849,567
Siemens Healthineers AG (d)	53,831	3,050,330
Symrise AG	26,543	2,782,590
Talanx AG	12,433	713,654
Telefonica Deutschland Holding AG	172,355	485,006
Volkswagen AG	5,740	959,259
Volkswagen AG Preference Shares	40,477	5,442,052
Vonovia SE	136,185	2,659,157
Wacker Chemie AG	3,583	492,122
Security Description	Shares	Value
Zalando SE (a)(d)	44,998	$ 1,297,467
		261,541,128
HONG KONG — 2.3%
AIA Group Ltd.	2,327,600	23,638,451
CK Asset Holdings Ltd.	402,899	2,238,640
CK Infrastructure Holdings Ltd.	136,000	721,300
CLP Holdings Ltd.	334,500	2,605,085
Futu Holdings Ltd. ADR (a)(b)	13,900	552,386
Hang Lung Properties Ltd.	381,000	589,539
Hang Seng Bank Ltd.	144,300	2,056,929
Henderson Land Development Co. Ltd.	259,436	772,545
HKT Trust & HKT Ltd. Stapled Security	811,000	944,233
Hong Kong & China Gas Co. Ltd.	2,101,995	1,820,166
Hong Kong Exchanges & Clearing Ltd.	242,130	9,173,364
Hongkong Land Holdings Ltd.	238,600	932,985
Jardine Matheson Holdings Ltd.	33,000	1,673,436
Link REIT	483,291	2,690,334
MTR Corp. Ltd.	321,601	1,480,400
New World Development Co. Ltd.	259,269	640,747
Power Assets Holdings Ltd.	286,000	1,501,235
Prudential PLC	542,383	7,668,436
Sino Land Co. Ltd.	630,456	776,100
Sun Hung Kai Properties Ltd.	278,500	3,518,469
Swire Pacific Ltd. Class A	103,000	791,255
Swire Properties Ltd.	232,200	572,065
Techtronic Industries Co. Ltd.	262,500	2,870,376
WH Group Ltd. (d)	1,857,266	989,055
Wharf Real Estate Investment Co. Ltd.	313,000	1,570,312
		72,787,843
IRELAND — 0.6%
AerCap Holdings NV (a)	33,900	2,153,328
AIB Group PLC	288,957	1,215,881
Bank of Ireland Group PLC	216,552	2,067,138
CRH PLC	145,097	8,003,148
Kerry Group PLC Class A	30,401	2,966,687
Kingspan Group PLC	31,375	2,088,057
Smurfit Kappa Group PLC	49,767	1,660,673
		20,154,912
ISRAEL — 0.5%
Azrieli Group Ltd.	7,326	413,391
Bank Hapoalim BM	258,371	2,128,125
Bank Leumi Le-Israel BM	312,930	2,342,159
Check Point Software Technologies Ltd. (a)	18,410	2,312,664
Elbit Systems Ltd.	5,637	1,178,481
ICL Group Ltd.	150,007	822,369

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Israel Discount Bank Ltd. Class A	250,161	$ 1,248,263
Mizrahi Tefahot Bank Ltd.	30,625	1,022,864
Nice Ltd. (a)	12,715	2,613,827
Teva Pharmaceutical Industries Ltd. ADR (a)	208,228	1,567,957
Tower Semiconductor Ltd. (a)	19,012	701,445
Wix.com Ltd. (a)	11,400	891,936
		17,243,481
ITALY — 2.1%
Amplifon SpA	25,292	927,536
Assicurazioni Generali SpA	198,949	4,045,079
Coca-Cola HBC AG (a)	38,928	1,162,452
Davide Campari-Milano NV	102,147	1,415,418
DiaSorin SpA	5,558	578,865
Enel SpA	1,633,565	11,012,168
Eni SpA	455,686	6,559,029
Ferrari NV	24,850	8,123,165
FinecoBank Banca Fineco SpA	127,360	1,714,029
Infrastrutture Wireless Italiane SpA (d)	73,441	969,263
Intesa Sanpaolo SpA	3,251,126	8,522,079
Mediobanca Banca di Credito Finanziario SpA	101,803	1,218,613
Moncler SpA	39,019	2,699,142
Nexi SpA (a)(d)	105,114	824,549
Poste Italiane SpA (b)(d)	114,945	1,244,962
Prysmian SpA (b)	51,718	2,162,641
Recordati Industria Chimica e Farmaceutica SpA	22,306	1,065,424
Snam SpA	379,104	1,980,967
Telecom Italia SpA (a)(b)	1,880,790	530,154
Terna - Rete Elettrica Nazionale	285,005	2,430,408
UniCredit SpA	372,873	8,669,038
		67,854,981
JAPAN — 21.9%
Advantest Corp.	37,600	5,055,709
Aeon Co. Ltd.	132,000	2,698,410
AGC, Inc. (b)	40,300	1,447,422
Aisin Corp.	27,700	853,982
Ajinomoto Co., Inc.	87,100	3,464,028
ANA Holdings, Inc. (a)	35,300	839,460
Asahi Group Holdings Ltd.	94,500	3,660,495
Asahi Intecc Co. Ltd.	49,600	974,901
Asahi Kasei Corp.	259,700	1,755,528
Astellas Pharma, Inc.	354,600	5,272,103
Azbil Corp.	27,400	865,769
Bandai Namco Holdings, Inc.	126,000	2,912,976
BayCurrent Consulting, Inc.	23,800	893,440
Bridgestone Corp.	115,900	4,753,462
Brother Industries Ltd.	49,800	727,691
Canon, Inc. (b)	198,900	5,219,727
Capcom Co. Ltd.	33,700	1,333,664
Security Description	Shares	Value
Central Japan Railway Co.	27,600	$ 3,452,298
Chiba Bank Ltd.	99,200	600,564
Chubu Electric Power Co., Inc.	118,200	1,439,586
Chugai Pharmaceutical Co. Ltd.	128,500	3,653,477
Concordia Financial Group Ltd.	235,000	917,292
CyberAgent, Inc. (b)	97,100	708,645
Dai Nippon Printing Co. Ltd.	44,800	1,270,459
Daifuku Co. Ltd.	54,900	1,128,831
Dai-ichi Life Holdings, Inc.	187,700	3,564,106
Daiichi Sankyo Co. Ltd.	370,800	11,762,331
Daikin Industries Ltd.	51,800	10,596,470
Daito Trust Construction Co. Ltd.	12,100	1,223,762
Daiwa House Industry Co. Ltd.	114,100	3,009,739
Daiwa House REIT Investment Corp.	390	746,523
Daiwa Securities Group, Inc.	270,200	1,390,030
Denso Corp.	85,900	5,784,514
Dentsu Group, Inc. (b)	43,000	1,411,799
Disco Corp.	18,000	2,849,088
East Japan Railway Co.	57,800	3,199,887
Eisai Co. Ltd.	50,400	3,410,140
ENEOS Holdings, Inc.	619,000	2,124,106
FANUC Corp.	193,500	6,781,662
Fast Retailing Co. Ltd.	34,500	8,833,688
Fuji Electric Co. Ltd.	26,900	1,182,307
FUJIFILM Holdings Corp.	72,000	4,282,863
Fujitsu Ltd.	34,500	4,459,738
GLP J-Reit	898	884,268
GMO Payment Gateway, Inc.	9,300	728,276
Hakuhodo DY Holdings, Inc.	55,500	584,878
Hamamatsu Photonics KK	28,600	1,401,739
Hankyu Hanshin Holdings, Inc.	45,100	1,488,715
Hikari Tsushin, Inc.	4,900	702,138
Hirose Electric Co. Ltd.	6,810	905,140
Hitachi Construction Machinery Co. Ltd.	23,300	654,050
Hitachi Ltd.	188,300	11,688,394
Honda Motor Co. Ltd.	302,200	9,139,603
Hoshizaki Corp.	20,300	727,614
Hoya Corp.	71,800	8,577,764
Hulic Co. Ltd. (b)	74,500	637,288
Ibiden Co. Ltd.	24,100	1,368,951
Idemitsu Kosan Co. Ltd.	45,540	912,244
Iida Group Holdings Co. Ltd.	35,900	605,661
Inpex Corp.	195,900	2,148,674
Isuzu Motors Ltd.	115,600	1,400,042
ITOCHU Corp. (b)	234,500	9,299,235
Itochu Techno-Solutions Corp.	21,900	554,022
Japan Airlines Co. Ltd.	25,500	552,010
Japan Exchange Group, Inc.	103,600	1,809,833

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Japan Metropolitan Fund Invest REIT	1,232	$ 822,943
Japan Post Bank Co. Ltd.	279,800	2,178,323
Japan Post Holdings Co. Ltd.	456,800	3,277,682
Japan Post Insurance Co. Ltd.	42,100	631,667
Japan Real Estate Investment Corp. REIT	248	942,216
Japan Tobacco, Inc. (b)	243,000	5,314,314
JFE Holdings, Inc.	89,300	1,274,562
JSR Corp.	30,600	877,866
Kajima Corp.	92,300	1,391,288
Kansai Electric Power Co., Inc.	145,300	1,819,966
Kao Corp. (b)	89,300	3,235,307
Kawasaki Kisen Kaisha Ltd. (b)	27,100	663,388
KDDI Corp.	293,800	9,058,392
Keio Corp. (b)	20,500	643,789
Keisei Electric Railway Co. Ltd.	24,800	1,026,236
Keyence Corp.	38,500	18,263,146
Kikkoman Corp.	28,700	1,636,296
Kintetsu Group Holdings Co. Ltd.	36,200	1,251,605
Kirin Holdings Co. Ltd. (b)	156,100	2,275,694
Kobayashi Pharmaceutical Co. Ltd.	9,800	531,977
Kobe Bussan Co. Ltd.	32,500	842,140
Koei Tecmo Holdings Co. Ltd.	26,540	458,947
Koito Manufacturing Co. Ltd.	45,400	822,512
Komatsu Ltd.	187,800	5,071,182
Konami Group Corp.	21,000	1,099,433
Kose Corp.	6,200	595,013
Kubota Corp.	202,000	2,952,142
Kurita Water Industries Ltd.	18,300	701,414
Kyocera Corp.	61,400	3,332,288
Kyowa Kirin Co. Ltd.	49,000	906,719
Lasertec Corp.	15,100	2,278,070
Lixil Corp.	59,800	759,877
M3, Inc.	89,400	1,946,095
Makita Corp.	43,400	1,224,719
Marubeni Corp.	307,500	5,232,327
MatsukiyoCocokara & Co.	20,800	1,166,419
Mazda Motor Corp.	118,100	1,139,445
McDonald's Holdings Co. Japan Ltd. (b)	14,600	566,686
MEIJI Holdings Co. Ltd.	44,200	985,385
MINEBEA MITSUMI, Inc.	66,500	1,259,187
MISUMI Group, Inc.	52,300	1,051,211
Mitsubishi Chemical Group Corp.	254,800	1,529,983
Mitsubishi Corp.	243,800	11,767,402
Mitsubishi Electric Corp.	384,000	5,419,533
Mitsubishi Estate Co. Ltd.	213,800	2,535,793
Mitsubishi HC Capital, Inc.	192,000	1,138,089
Security Description	Shares	Value
Mitsubishi Heavy Industries Ltd.	64,400	$ 3,002,824
Mitsubishi UFJ Financial Group, Inc.	2,287,200	16,831,126
Mitsui & Co. Ltd.	257,700	9,737,189
Mitsui Chemicals, Inc.	35,100	1,032,881
Mitsui Fudosan Co. Ltd.	173,200	3,446,386
Mitsui OSK Lines Ltd. (b)	71,300	1,712,567
Mizuho Financial Group, Inc.	486,440	7,423,117
MonotaRO Co. Ltd.	53,900	687,182
MS&AD Insurance Group Holdings, Inc.	81,500	2,881,309
Murata Manufacturing Co. Ltd.	115,900	6,646,349
NEC Corp.	50,800	2,460,343
Nexon Co. Ltd.	76,700	1,468,408
NGK Insulators Ltd.	43,300	516,469
Nidec Corp.	81,200	4,467,128
Nintendo Co. Ltd.	203,900	9,280,020
Nippon Building Fund, Inc. REIT (b)	310	1,216,952
NIPPON EXPRESS HOLDINGS, Inc. (b)	16,100	906,664
Nippon Paint Holdings Co. Ltd.	186,100	1,537,606
Nippon Prologis REIT, Inc.	470	943,038
Nippon Sanso Holdings Corp.	32,400	702,750
Nippon Shinyaku Co. Ltd.	10,200	416,627
Nippon Steel Corp.	154,900	3,236,562
Nippon Telegraph & Telephone Corp.	6,027,500	7,120,535
Nippon Yusen KK (b)	97,500	2,161,748
Nissan Chemical Corp.	27,000	1,162,297
Nissan Motor Co. Ltd.	468,100	1,917,954
Nisshin Seifun Group, Inc.	45,100	556,548
Nissin Foods Holdings Co. Ltd.	11,900	982,318
Nitori Holdings Co. Ltd.	16,100	1,804,935
Nitto Denko Corp.	30,800	2,282,355
Nomura Holdings, Inc.	548,800	2,088,834
Nomura Real Estate Holdings, Inc.	26,900	638,475
Nomura Real Estate Master Fund, Inc. REIT	899	1,035,169
Nomura Research Institute Ltd.	74,200	2,046,552
NTT Data Corp.	130,300	1,823,890
Obayashi Corp.	137,000	1,182,854
Obic Co. Ltd.	14,100	2,259,409
Odakyu Electric Railway Co. Ltd.	66,800	893,612
Oji Holdings Corp.	162,700	607,336
Olympus Corp.	235,000	3,712,781
Omron Corp.	34,900	2,139,363
Ono Pharmaceutical Co. Ltd.	81,200	1,462,694
Open House Group Co. Ltd.	14,000	504,582
Oracle Corp. Japan	6,900	512,326

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Oriental Land Co. Ltd.	214,200	$ 8,336,930
ORIX Corp.	238,100	4,334,827
Osaka Gas Co. Ltd.	80,300	1,228,779
Otsuka Corp.	19,800	769,962
Otsuka Holdings Co. Ltd.	78,800	2,885,715
Pan Pacific International Holdings Corp.	78,300	1,400,001
Panasonic Holdings Corp.	439,800	5,383,839
Persol Holdings Co. Ltd.	41,400	748,005
Rakuten Group, Inc. (b)	293,700	1,021,706
Recruit Holdings Co. Ltd.	284,400	9,061,646
Renesas Electronics Corp. (a)	249,900	4,708,358
Resona Holdings, Inc.	436,300	2,085,524
Ricoh Co. Ltd.	104,000	884,803
Rohm Co. Ltd.	16,100	1,522,526
SBI Holdings, Inc.	43,100	829,844
SCSK Corp.	38,200	600,156
Secom Co. Ltd.	42,300	2,858,046
Seiko Epson Corp.	57,900	902,444
Sekisui Chemical Co. Ltd.	72,500	1,045,681
Sekisui House Ltd.	125,400	2,528,822
Seven & i Holdings Co. Ltd.	152,100	6,560,135
SG Holdings Co. Ltd.	62,100	884,341
Sharp Corp. (a)(b)	43,600	244,080
Shimadzu Corp.	46,800	1,444,121
Shimano, Inc.	15,200	2,540,366
Shimizu Corp.	113,000	714,257
Shin-Etsu Chemical Co. Ltd.	360,500	12,027,160
Shionogi & Co. Ltd.	53,200	2,240,219
Shiseido Co. Ltd.	79,700	3,606,780
Shizuoka Financial Group, Inc.	96,100	693,126
SMC Corp.	11,600	6,436,132
SoftBank Corp.	580,400	6,191,445
SoftBank Group Corp.	202,000	9,510,420
Sompo Holdings, Inc.	59,300	2,656,327
Sony Group Corp.	252,000	22,710,309
Square Enix Holdings Co. Ltd.	16,100	747,854
Subaru Corp.	125,700	2,363,473
SUMCO Corp.	67,300	953,212
Sumitomo Chemical Co. Ltd.	328,200	995,878
Sumitomo Corp.	224,400	4,752,733
Sumitomo Electric Industries Ltd.	133,200	1,629,281
Sumitomo Metal Mining Co. Ltd.	49,900	1,608,206
Sumitomo Mitsui Financial Group, Inc.	262,300	11,223,358
Sumitomo Mitsui Trust Holdings, Inc.	62,600	2,217,083
Sumitomo Realty & Development Co. Ltd.	56,800	1,405,221
Suntory Beverage & Food Ltd.	27,500	995,267
Suzuki Motor Corp.	73,800	2,671,750
Security Description	Shares	Value
Sysmex Corp.	31,600	$ 2,160,910
T&D Holdings, Inc.	109,700	1,606,170
Taisei Corp.	35,400	1,234,764
Takeda Pharmaceutical Co. Ltd.	310,617	9,744,170
TDK Corp.	78,400	3,052,902
Terumo Corp.	136,900	4,352,977
TIS, Inc.	48,400	1,210,664
Tobu Railway Co. Ltd.	33,400	894,072
Toho Co. Ltd.	21,600	821,367
Tokio Marine Holdings, Inc.	356,400	8,202,645
Tokyo Electric Power Co. Holdings, Inc. (a)	274,000	1,003,314
Tokyo Electron Ltd.	89,900	12,926,656
Tokyo Gas Co. Ltd.	80,100	1,744,689
Tokyu Corp.	97,600	1,175,186
TOPPAN, Inc.	53,900	1,162,934
Toray Industries, Inc.	285,800	1,590,806
Toshiba Corp.	80,800	2,531,240
Tosoh Corp.	48,000	566,807
TOTO Ltd.	25,200	760,692
Toyota Industries Corp.	30,000	2,145,755
Toyota Motor Corp.	2,100,000	33,695,333
Toyota Tsusho Corp.	43,300	2,160,370
Trend Micro, Inc.	24,500	1,183,989
Unicharm Corp.	77,100	2,862,192
USS Co. Ltd.	47,000	776,825
Welcia Holdings Co. Ltd.	21,500	447,083
West Japan Railway Co.	45,300	1,880,991
Yakult Honsha Co. Ltd.	25,700	1,622,724
Yamaha Corp.	29,600	1,138,323
Yamaha Motor Co. Ltd. (b)	59,300	1,701,937
Yamato Holdings Co. Ltd.	58,900	1,065,837
Yaskawa Electric Corp.	49,000	2,255,300
Yokogawa Electric Corp.	49,500	914,779
Z Holdings Corp.	530,500	1,276,429
ZOZO, Inc.	26,100	540,536
		698,203,459
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	36,364	876,022
LUXEMBOURG — 0.1%
ArcelorMittal SA	94,769	2,585,217
Eurofins Scientific SE	25,158	1,598,444
		4,183,661
MACAU — 0.1%
Galaxy Entertainment Group Ltd. (a)	416,000	2,650,014
Sands China Ltd. (a)	452,000	1,547,851
		4,197,865
NETHERLANDS — 5.4%
ABN AMRO Bank NV GDR (d)	80,041	1,243,869
Adyen NV (a)(d)	4,278	7,406,718
Aegon NV	316,542	1,606,594

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Akzo Nobel NV	34,511	$ 2,820,866
Argenx SE (a)	11,008	4,292,285
ASM International NV	9,552	4,055,076
ASML Holding NV	79,923	57,959,824
Euronext NV (d)	17,399	1,183,174
EXOR NV	20,230	1,805,693
Ferrovial SE	97,502	3,081,675
Heineken Holding NV	23,270	2,024,632
Heineken NV	50,116	5,152,812
IMCD NV	10,647	1,531,939
ING Groep NV	725,138	9,774,224
JDE Peet's NV	20,587	612,271
Koninklijke Ahold Delhaize NV	191,519	6,528,263
Koninklijke KPN NV	624,242	2,228,119
Koninklijke Philips NV (a)	180,448	3,909,167
NN Group NV (b)	47,300	1,750,615
OCI NV (a)	24,942	598,972
Randstad NV	23,828	1,256,452
Shell PLC	1,356,597	40,512,610
Universal Music Group NV	160,827	3,572,083
Wolters Kluwer NV	52,027	6,604,838
		171,512,771
NEW ZEALAND — 0.2%
Auckland International Airport Ltd. (a)	246,939	1,295,560
Fisher & Paykel Healthcare Corp. Ltd. Class C	119,946	1,803,026
Mercury NZ Ltd.	157,760	629,477
Meridian Energy Ltd.	225,767	776,117
Spark New Zealand Ltd.	365,301	1,141,181
Xero Ltd. (a)	26,775	2,143,600
		7,788,961
NORWAY — 0.6%
Aker BP ASA	63,294	1,487,744
DNB Bank ASA	177,980	3,334,580
Equinor ASA	192,885	5,627,100
Gjensidige Forsikring ASA	46,488	746,124
Kongsberg Gruppen ASA	20,452	931,368
Mowi ASA	81,658	1,298,013
Norsk Hydro ASA	271,779	1,623,177
Orkla ASA	159,655	1,150,135
Salmar ASA	14,872	600,433
Telenor ASA (b)	144,226	1,465,120
		18,263,794
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	558,539	2,729,451
Galp Energia SGPS SA (b)	97,676	1,141,222
Jeronimo Martins SGPS SA	58,822	1,620,166
		5,490,839
SINGAPORE — 1.6%
CapitaLand Ascendas REIT	684,715	1,381,040
Security Description	Shares	Value
CapitaLand Integrated Commercial Trust REIT	1,086,189	$ 1,538,198
Capitaland Investment Ltd.	514,482	1,263,165
City Developments Ltd.	91,600	456,578
DBS Group Holdings Ltd.	364,657	8,509,772
Genting Singapore Ltd.	1,255,700	874,952
Grab Holdings Ltd. Class A (a)	366,700	1,257,781
Jardine Cycle & Carriage Ltd.	22,800	587,508
Keppel Corp. Ltd.	284,500	1,414,891
Mapletree Logistics Trust REIT	785,804	944,460
Mapletree Pan Asia Commercial Trust REIT	465,100	559,134
Oversea-Chinese Banking Corp. Ltd.	684,266	6,220,390
Sea Ltd. ADR (a)	71,500	4,149,860
Seatrium Ltd. (a)	7,142,121	661,966
Singapore Airlines Ltd. (b)	281,049	1,487,960
Singapore Exchange Ltd.	167,000	1,188,405
Singapore Technologies Engineering Ltd.	302,100	823,751
Singapore Telecommunications Ltd.	1,574,400	2,914,010
STMicroelectronics NV	137,981	6,880,318
United Overseas Bank Ltd.	248,190	5,146,636
UOL Group Ltd.	106,632	507,883
Venture Corp. Ltd.	52,700	574,964
		49,343,622
SOUTH AFRICA — 0.2%
Anglo American PLC	256,074	7,299,078
SOUTH KOREA — 0.1%
Delivery Hero SE (a)(d)	35,875	1,582,517
SPAIN — 2.5%
Acciona SA (b)	4,395	746,091
ACS Actividades de Construccion y Servicios SA (b)	39,801	1,399,299
Aena SME SA (d)	14,182	2,294,889
Amadeus IT Group SA (a)	89,156	6,788,018
Banco Bilbao Vizcaya Argentaria SA	1,213,818	9,323,697
Banco Santander SA	3,277,022	12,129,765
CaixaBank SA	849,554	3,518,474
Cellnex Telecom SA (a)(d)	112,200	4,532,474
Corp. ACCIONA Energias Renovables SA (b)	10,385	347,367
EDP Renovaveis SA	53,726	1,073,436
Enagas SA (b)	53,522	1,051,708
Endesa SA	66,287	1,424,089
Grifols SA (a)	69,944	897,135
Iberdrola SA	1,166,583	15,231,386
Industria de Diseno Textil SA	219,749	8,522,017
Naturgy Energy Group SA (b)	25,173	750,281
Redeia Corp. SA (b)	82,554	1,388,058
Repsol SA (b)	265,023	3,853,788

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Telefonica SA	1,031,978	$ 4,189,017
		79,460,989
SWEDEN — 2.9%
Alfa Laval AB	54,344	1,979,413
Assa Abloy AB Class B	193,333	4,640,276
Atlas Copco AB Class A	541,111	7,800,417
Atlas Copco AB Class B	311,019	3,872,207
Beijer Ref AB	66,109	843,195
Boliden AB	51,466	1,489,187
Embracer Group AB (a)(b)	129,428	323,191
Epiroc AB Class A	124,832	2,361,058
Epiroc AB Class B	71,132	1,149,603
EQT AB	70,952	1,363,932
Essity AB Class B	116,597	3,100,586
Evolution AB (d)	37,201	4,707,289
Fastighets AB Balder Class B (a)	161,934	592,059
Getinge AB Class B	45,194	791,696
H & M Hennes & Mauritz AB Class B	129,023	2,215,570
Hexagon AB Class B	407,538	5,005,443
Holmen AB Class B	21,157	759,275
Husqvarna AB Class B (b)	96,287	872,376
Industrivarden AB Class A	27,593	764,141
Industrivarden AB Class C (b)	32,804	903,878
Indutrade AB	53,245	1,199,992
Investment AB Latour Class B	33,191	657,968
Investor AB Class A	93,587	1,870,222
Investor AB Class B	339,750	6,786,687
Kinnevik AB Class B (a)	41,453	574,166
L E Lundbergforetagen AB Class B	16,895	718,402
Lifco AB Class B	48,109	1,046,159
Nibe Industrier AB Class B	302,073	2,867,976
Saab AB Class B	15,719	849,707
Sagax AB Class B	40,834	806,310
Sandvik AB	205,179	4,000,038
Securitas AB Class B	85,873	704,298
Skandinaviska Enskilda Banken AB Class A	309,732	3,420,655
Skanska AB Class B	68,771	963,464
SKF AB Class B	62,384	1,085,467
Svenska Cellulosa AB SCA Class B	124,935	1,592,439
Svenska Handelsbanken AB Class A	299,212	2,501,378
Swedbank AB Class A	162,999	2,746,727
Swedish Orphan Biovitrum AB (a)(b)	37,852	738,735
Tele2 AB Class B	102,295	844,761
Telefonaktiebolaget LM Ericsson Class B	580,950	3,151,813
Telia Co. AB	541,891	1,187,073
Volvo AB Class A	41,104	874,779
Volvo AB Class B	305,135	6,305,447
Security Description	Shares	Value
Volvo Car AB Class B (a)	106,078	$ 421,432
		93,450,887
SWITZERLAND — 6.0%
ABB Ltd.	315,388	12,413,174
Adecco Group AG	33,718	1,104,804
Alcon, Inc.	98,513	8,176,525
Bachem Holding AG	5,589	488,225
Baloise Holding AG	9,114	1,341,197
Banque Cantonale Vaudoise (b)	5,007	529,102
Barry Callebaut AG	659	1,273,809
BKW AG	3,766	666,126
Chocoladefabriken Lindt & Spruengli AG (e)	210	2,641,506
Chocoladefabriken Lindt & Spruengli AG (e)	22	2,731,838
Cie Financiere Richemont SA Class A	104,520	17,762,541
Clariant AG (a)	36,220	524,212
DSM-Firmenich AG (a)	34,725	3,736,217
Dufry AG (a)	19,349	882,940
EMS-Chemie Holding AG	1,465	1,110,689
Geberit AG	6,690	3,507,688
Givaudan SA	1,827	6,062,760
Helvetia Holding AG	7,286	987,945
Julius Baer Group Ltd.	42,771	2,700,379
Kuehne & Nagel International AG	10,370	3,073,245
Logitech International SA	32,387	1,933,887
Lonza Group AG	14,978	8,956,541
Novartis AG	406,078	40,958,848
Partners Group Holding AG	4,513	4,256,940
Schindler Holding AG (e)	7,626	1,791,436
Schindler Holding AG (e)	4,669	1,051,493
SGS SA	28,790	2,724,778
SIG Group AG (a)	62,728	1,733,743
Sika AG	29,412	8,427,380
Sonova Holding AG	10,427	2,783,556
Straumann Holding AG	21,306	3,466,031
Swatch Group AG	9,691	533,195
Swatch Group AG Bearer Shares	5,857	1,713,306
Swiss Life Holding AG	6,140	3,597,726
Swiss Prime Site AG	16,279	1,414,726
Swisscom AG	4,954	3,093,376
Temenos AG	13,590	1,082,596
UBS Group AG	659,478	13,372,714
VAT Group AG (d)	5,043	2,089,815
Zurich Insurance Group AG	30,157	14,351,755
		191,048,764
UNITED KINGDOM — 11.0%
3i Group PLC	193,599	4,803,833
abrdn PLC	364,238	1,012,561
Admiral Group PLC	38,462	1,019,700
Ashtead Group PLC	88,686	6,155,217

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Associated British Foods PLC	73,575	$ 1,865,112
AstraZeneca PLC	307,100	44,070,921
Auto Trader Group PLC (d)	197,852	1,537,860
Aviva PLC	560,769	2,824,370
BAE Systems PLC	599,671	7,078,386
Barclays PLC	3,139,728	6,140,266
Barratt Developments PLC	200,006	1,052,293
Berkeley Group Holdings PLC	22,657	1,130,650
BP PLC	3,539,355	20,629,378
British American Tobacco PLC	425,819	14,163,069
British Land Co. PLC REIT	173,873	671,230
BT Group PLC (b)	1,396,003	2,174,678
Bunzl PLC	64,006	2,441,739
Burberry Group PLC	72,606	1,961,246
Centrica PLC	1,116,151	1,761,754
CK Hutchison Holdings Ltd.	513,500	3,133,826
CNH Industrial NV	195,155	2,814,129
Coca-Cola Europacific Partners PLC (e)	38,200	2,461,226
Coca-Cola Europacific Partners PLC (e)	3,601	231,907
Compass Group PLC	350,825	9,834,645
Croda International PLC	28,301	2,025,234
DCC PLC	19,766	1,106,917
Diageo PLC	451,168	19,416,780
Entain PLC	109,822	1,777,686
Halma PLC	77,011	2,231,481
Hargreaves Lansdown PLC	60,927	632,256
HSBC Holdings PLC	3,955,245	31,350,302
Imperial Brands PLC	172,240	3,816,493
Informa PLC	269,740	2,493,205
InterContinental Hotels Group PLC	33,113	2,291,420
Intertek Group PLC	29,942	1,624,820
J Sainsbury PLC	367,929	1,259,094
JD Sports Fashion PLC	501,204	932,025
Johnson Matthey PLC	35,096	779,949
Just Eat Takeaway.com NV (a)(b)(d)	40,838	625,873
Kingfisher PLC	397,479	1,172,711
Land Securities Group PLC REIT	155,421	1,137,627
Legal & General Group PLC	1,187,877	3,442,919
Lloyds Banking Group PLC	13,073,670	7,255,080
London Stock Exchange Group PLC	79,305	8,449,677
M&G PLC	469,732	1,144,385
National Grid PLC	739,283	9,812,110
NatWest Group PLC	1,125,626	3,444,124
Next PLC	23,179	2,034,639
Ocado Group PLC (a)(b)	135,716	983,143
Pearson PLC	118,312	1,241,682
Persimmon PLC	69,777	910,140
Phoenix Group Holdings PLC	145,994	988,839
Security Description	Shares	Value
Reckitt Benckiser Group PLC	143,835	$ 10,820,812
RELX PLC	381,783	12,750,093
Rentokil Initial PLC	502,113	3,930,050
Rolls-Royce Holdings PLC (a)	1,596,521	3,073,379
Sage Group PLC	190,746	2,243,059
Schroders PLC	183,151	1,020,068
Segro PLC REIT	251,958	2,300,255
Severn Trent PLC	46,869	1,529,567
Smith & Nephew PLC	175,594	2,835,928
Smiths Group PLC	69,123	1,447,712
Spirax-Sarco Engineering PLC	13,830	1,824,790
SSE PLC	221,092	5,190,142
St. James's Place PLC	111,737	1,546,916
Standard Chartered PLC	472,609	4,116,112
Taylor Wimpey PLC	764,908	1,000,332
Tesco PLC	1,427,145	4,506,780
Unilever PLC	499,804	26,054,579
United Utilities Group PLC	127,120	1,556,011
Vodafone Group PLC	4,503,664	4,250,701
Whitbread PLC	37,255	1,605,406
Wise PLC Class A (a)	120,682	1,009,804
WPP PLC	202,958	2,129,627
		352,092,730
UNITED STATES — 7.1%
CSL Ltd.	95,521	17,675,184
CyberArk Software Ltd. (a)	7,400	1,156,842
Experian PLC	185,523	7,128,131
GSK PLC	812,427	14,413,601
Haleon PLC	1,009,519	4,147,945
Holcim AG (a)	111,805	7,539,830
James Hardie Industries PLC CDI (a)	92,546	2,466,898
Monday.com Ltd. (a)	3,800	650,636
Nestle SA	545,289	65,622,971
QIAGEN NV (a)	42,852	1,925,843
Roche Holding AG	139,206	42,542,256
Roche Holding AG Bearer Shares (b)	6,283	2,064,126
Sanofi	224,471	24,161,166
Schneider Electric SE	107,445	19,516,667
Stellantis NV	453,517	7,971,730
Swiss Re AG	61,008	6,150,086
Tenaris SA	97,312	1,455,428
		226,589,340
TOTAL COMMON STOCKS (Cost $2,324,237,892)		3,101,252,397

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG (a)(d)	21,677	$ 2,692,411
TOTAL PREFERRED STOCKS (Cost $1,819,542)		2,692,411
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.19% (f)(g)	58,874,667	58,886,442
State Street Navigator Securities Lending Portfolio II (h)(i)	36,761,088	36,761,088
TOTAL SHORT-TERM INVESTMENTS (Cost $95,644,081)		95,647,530
TOTAL INVESTMENTS — 100.2% (Cost $2,421,701,515)		3,199,592,338
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(5,808,854)
NET ASSETS — 100.0%		$ 3,193,783,484

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of June 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2023 (Unaudited)

At June 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	820	09/15/2023	$87,488,257	$88,375,500	$887,243

During the period ended June 30, 2023, the average notional value related to futures contracts was $109,627,575.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 25,151,466	$3,076,100,931	$—	$3,101,252,397
Preferred Stocks	—	2,692,411	—	2,692,411
Short-Term Investments	95,647,530	—	—	95,647,530
TOTAL INVESTMENTS	$120,798,996	$3,078,793,342	$—	$3,199,592,338
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 887,243	$ —	$—	$ 887,243
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 887,243	$ —	$—	$ 887,243
Sector Breakdown as of June 30, 2023

% of Net Assets
Financials	17.8%
Industrials	15.8
Health Care	12.7
Consumer Discretionary	12.2
Consumer Staples	9.8
Information Technology	8.0
Materials	7.2
Energy	4.1
Communication Services	4.0
Utilities	3.4
Real Estate	2.2
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	150,126,647	$150,156,673	$713,713,213	$ 804,972,804	$(17,920)	$7,280	58,874,667	$58,886,442	$ 2,117,123
State Street Navigator Securities Lending Portfolio II	36,982,799	36,982,799	201,768,849	201,990,560	—	—	36,761,088	36,761,088	320,700
Total		$187,139,472	$915,482,062	$1,006,963,364	$(17,920)	$7,280		$95,647,530	$2,437,823
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$3,103,944,808
Investments in affiliated issuers, at value	95,647,530
Total Investments	3,199,592,338
Foreign currency, at value	1,123,441
Net cash at broker	2,890,982
Cash	18,926
Receivable from broker — accumulated variation margin on futures contracts	889,605
Receivable for investments sold	8,053,868
Dividends receivable — unaffiliated issuers	4,780,450
Dividends receivable — affiliated issuers	263,960
Securities lending income receivable — unaffiliated issuers	7,569
Securities lending income receivable — affiliated issuers	46,810
Receivable for foreign taxes recoverable	13,474,239
Other receivable	844
TOTAL ASSETS	3,231,143,032
LIABILITIES
Payable upon return of securities loaned	36,761,088
Payable for investments purchased	40,590
Advisory fee payable	392,179
Custodian fees payable	100,189
Trustees’ fees and expenses payable	934
Professional fees payable	27,866
Printing and postage fees payable	26,098
Accrued expenses and other liabilities	10,604
TOTAL LIABILITIES	37,359,548
NET ASSETS	$3,193,783,484
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,326,057,434
Investments in affiliated issuers	95,644,081
Total cost of investments	$2,421,701,515
Foreign currency, at cost	$ 1,125,244
* Includes investments in securities on loan, at value	$ 51,751,825
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 71,009,849
Dividend income — affiliated issuers	2,117,123
Unaffiliated securities lending income	225,251
Affiliated securities lending income	320,700
Foreign taxes withheld	(7,495,408)
TOTAL INVESTMENT INCOME (LOSS)	66,177,515
EXPENSES
Advisory fee	2,031,406
Custodian fees	291,365
Trustees’ fees and expenses	31,442
Professional fees and expenses	31,025
Printing and postage fees	2,645
Insurance expense	777
Miscellaneous expenses	28,304
TOTAL EXPENSES	2,416,964
NET INVESTMENT INCOME (LOSS)	$ 63,760,551
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(11,138,342)
Investments — affiliated issuers	(17,920)
Foreign currency transactions	(228,130)
Futures contracts	10,749,274
Net realized gain (loss)	(635,118)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	311,620,563
Investments — affiliated issuers	7,280
Foreign currency translations	(107,827)
Futures contracts	2,472,791
Net change in unrealized appreciation/depreciation	313,992,807
NET REALIZED AND UNREALIZED GAIN (LOSS)	313,357,689
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 377,118,240
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 63,760,551	$ 117,635,414
Net realized gain (loss)	(635,118)	(173,956,399)
Net change in unrealized appreciation/depreciation	313,992,807	(597,791,293)
Net increase (decrease) in net assets resulting from operations	377,118,240	(654,112,278)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	192,249,775	821,579,217
Withdrawals	(839,011,390)	(1,050,600,083)
Net increase (decrease) in net assets from capital transactions	(646,761,615)	(229,020,866)
Net increase (decrease) in net assets during the period	(269,643,375)	(883,133,144)
Net assets at beginning of period	3,463,426,859	4,346,560,003
NET ASSETS AT END OF PERIOD	$3,193,783,484	$ 3,463,426,859
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/23 (Unaudited)	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18
Total return (a)	11.99%	(14.64)%	11.25%	7.96%	22.11%	(13.83)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,193,783	$3,463,427	$4,346,560	$3,655,822	$3,726,406	$2,809,510
Ratios to average net assets:
Total expenses	0.15%(b)	0.14%	0.14%	0.14%	0.15%	0.15%
Net investment income (loss)	3.84%(b)	2.98%	2.67%	2.35%	3.17%	2.96%
Portfolio turnover rate	6%(c)	18%	7%	8%	3%	14%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2023 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2023, the Trust consists of five (5) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2023 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2023, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of June 30, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$889,605	$—	$889,605
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	10,749,274	$—	10,749,274

19

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$2,472,791	$—	$2,472,791
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2023, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$179,779,638	$664,352,297
20

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,562,396,133	$904,862,368	$266,778,920	$638,083,448
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2023, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2023:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 51,751,825	$ 36,761,088	$ 17,939,580	$ 54,700,668
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2023:
21

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of June 30, 2023
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$36,761,088	$—	$—	$—	$36,761,088	$36,761,088
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of June 30, 2023.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions,
22

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2023 (Unaudited)

Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
23

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.15%	$1,119.90	$0.79	$1,024.10	$0.75
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
24

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Portfolio has adopted and implemented a liquidity risk management program (the "Program"). SSGA FM has been designated by the Board to administer the Portfolio's Program. The Program's principal objectives include assessing, managing and periodically reviewing the Fund's liquidity risk, based on factors specific to the circumstances of the Portfolio's Liquidity risk is defined as the risk that a Portfolio could not meet redemption requests without significant dilution of remaining investors' interests in the Portfolio During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio's prospectus for more information regarding the Portfolio's exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's investment Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-877-521-4083 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
25

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Portfolio:
o Comparisons of the Portfolio’s performance over the past one-, three- and five-year periods ended December 31, 2022 to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Portfolio (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Portfolio’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Portfolio’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years; and
o Comparisons of the Portfolio’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
26

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Portfolio; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, and transfer agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Portfolio and transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
27

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.  The Board also considered the role of the Adviser in overseeing the Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Fund Performance
The Board compared the Portfolio’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
28

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

State Street International Developed Equity Index Portfolio.  The Board noted the limited size of the Performance Group.  The Board considered that the Portfolio’s performance was above the median of its Performance Universe for the 1-, 3- and 5-year periods.  The Board also considered that the Portfolio’s performance was below the Benchmark for the 1-year period and was above the Benchmark for the 3- and 5-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Portfolio, net of waivers.  As part of its review, the Board considered the Portfolio’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Portfolio.  The Board also considered the comparability of the fees charged and the services provided to the Portfolio by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio.  The Board considered that the Portfolio’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Portfolio’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
29

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2023 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
30

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDESAR

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET MASTER FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	September 6, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 6, 2023